LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–57.32%
Argentina–0.00%
†MercadoLibre, Inc.	21	$ 24,979
		24,979
Australia–0.36%
†Atlassian Corp. PLC Class A	2,690	790,403
BHP Group Ltd.	29,729	1,145,978
CSL Ltd.	399	79,658
Endeavour Group Ltd.	19,471	105,918
Goodman Group	6,499	110,460
IGO Ltd.	1,350	14,112
Northern Star Resources Ltd.	2,779	22,420
QBE Insurance Group Ltd.	1,045	8,961
=,†,πQuintis Australia Pty. Ltd.	1,064,776	95,613
Santos Ltd.	1,044	6,053
South32 Ltd.	118,071	448,821
Treasury Wine Estates Ltd.	9,257	79,962
Woodside Petroleum Ltd.	3,659	87,931
		2,996,290
Belgium–0.01%
Etablissements Franz Colruyt NV	2,496	103,320
Solvay SA	66	6,505
		109,825
Brazil–0.10%
Banco do Brasil SA	4,870	35,392
†Embraer SA	17,035	53,742
Engie Brasil Energia SA	8,532	77,255
†Locaweb Servicos de Internet SA	22,494	47,718
Natura & Co. Holding SA	7,210	39,495
†NU Holdings Ltd. Class A	54,170	418,192
Sendas Distribuidora SA	26,848	92,368
Ultrapar Participacoes SA	4,834	14,489
WEG SA	6,262	45,902
		824,553
Canada–1.25%
Alimentation Couche-Tard, Inc.	2,168	97,670
Barrick Gold Corp.	728	17,854
Canadian National Railway Co.	242	32,463
Cenovus Energy, Inc.	180,268	3,005,395
†CGI, Inc.	218	17,366
Enbridge, Inc.	143,511	6,606,454
George Weston Ltd.	391	48,150
Great-West Lifeco, Inc.	960	28,290
†Lululemon Athletica, Inc.	233	85,099
Nutrien Ltd.	1,391	143,779
Power Corp. of Canada	577	17,862
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Restaurant Brands International, Inc.	1,078	$ 62,982
Royal Bank of Canada	93	10,239
†Shopify, Inc. Class A	214	144,670
Sun Life Financial, Inc.	277	15,466
Suncor Energy, Inc.	187	6,088
Thomson Reuters Corp.	703	76,325
Toronto-Dominion Bank	278	22,057
		10,438,209
Cayman Islands–0.04%
†,✧✧Hedosophia European Growth	27,630	299,544
		299,544
Chile–0.02%
Sociedad Quimica y Minera de Chile SA Sponsored ADR	2,234	191,230
		191,230
China–2.05%
AAC Technologies Holdings, Inc.	35,000	83,176
Agricultural Bank of China Ltd. Class H	352,000	134,564
Aier Eye Hospital Group Co. Ltd. Class A	33,447	165,372
†Alibaba Group Holding Ltd.	66,100	902,048
†Alibaba Group Holding Ltd. ADR	13,950	1,517,760
Amoy Diagnostics Co. Ltd. Class A	19,050	152,995
Anhui Gujing Distillery Co. Ltd. Class B	500	6,440
ANTA Sports Products Ltd.	5,600	69,468
Asymchem Laboratories Tianjin Co. Ltd. Class A	3,296	189,952
Bank of China Ltd. Class H	236,000	94,177
BYD Co. Ltd. Class A	25,300	905,309
BYD Co. Ltd. Class H	1,500	41,723
BYD Electronic International Co. Ltd.	13,000	25,761
China Feihe Ltd.	83,000	81,717
China Hongqiao Group Ltd.	118,500	155,679
China Life Insurance Co. Ltd. Class H	27,000	41,135
†China Literature Ltd.	4,800	19,658
China Merchants Bank Co. Ltd. Class H	40,500	315,269
China Pacific Insurance Group Co. Ltd. Class H	27,200	65,810
LVIP BlackRock Global Allocation Fund–1

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Petroleum & Chemical Corp. Class H	414,000	$ 205,726
China Tourism Group Duty Free Corp. Ltd. Class A	6,100	156,907
Contemporary Amperex Technology Co. Ltd. Class A	20,764	1,661,536
COSCO Shipping Holdings Co. Ltd. Class A	17,500	42,258
COSCO Shipping Holdings Co. Ltd. Class H	29,750	51,151
Country Garden Services Holdings Co. Ltd.	7,000	29,488
CSPC Pharmaceutical Group Ltd.	38,000	43,542
Dali Foods Group Co. Ltd.	14,500	7,564
ENN Energy Holdings Ltd.	4,400	65,718
Foshan Haitian Flavouring & Food Co. Ltd. Class A	19,500	267,814
Ganfeng Lithium Co. Ltd. Class H	23,400	329,211
Glodon Co. Ltd. Class A	18,664	145,430
Great Wall Motor Co. Ltd. Class H	60,500	94,954
Gree Electric Appliances, Inc. of Zhuhai Class A	22,100	112,031
Guangzhou Baiyun International Airport Co. Ltd. Class A	87,000	167,364
Haidilao International Holding Ltd.	54,000	103,899
Haier Smart Home Co. Ltd. Class H	8,400	26,859
Hangzhou Robam Appliances Co. Ltd. Class A	50,400	230,733
Hangzhou Tigermed Consulting Co. Ltd. Class H	10,500	126,636
Hundsun Technologies, Inc. Class A	27,886	194,718
Hygeia Healthcare Holdings Co. Ltd.	29,400	112,784
Industrial & Commercial Bank of China Ltd. Class H	359,000	220,086
†Innovent Biologics, Inc.	6,000	20,191
Jafron Biomedical Co. Ltd. Class A	4,700	33,508
†JD Health International, Inc.	67,000	401,169
†JD.com, Inc. Class A	7,469	212,231
Jiangsu Hengrui Medicine Co. Ltd. Class A	26,300	152,055
Jinxin Fertility Group Ltd.	158,500	120,251
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
JiuGui Liquor Co. Ltd. Class A	1,500	$ 34,764
Jiumaojiu International Holdings Ltd.	59,000	124,804
†Kingdee International Software Group Co. Ltd.	28,000	61,346
Kingsoft Corp. Ltd.	39,800	126,790
Kweichow Moutai Co. Ltd. Class A	1,000	269,401
Lenovo Group Ltd.	180,000	194,986
†Li Auto, Inc. ADR	26,410	681,642
Li Ning Co. Ltd.	5,000	42,457
Logan Group Co. Ltd.	23,000	6,488
†Meituan Class B	12,500	236,799
†Microport Cardioflow Medtech Corp.	455,000	163,862
Ming Yuan Cloud Group Holdings Ltd.	44,000	59,280
NetEase, Inc.	6,150	110,963
Nongfu Spring Co. Ltd. Class H	11,400	60,096
PetroChina Co. Ltd. Class H	94,000	47,735
Pharmaron Beijing Co. Ltd. Class A	2,000	37,051
Pharmaron Beijing Co. Ltd. Class H	6,700	80,577
PICC Property & Casualty Co. Ltd. Class H	86,000	87,573
Ping An Insurance Group Co. of China Ltd. Class H	12,500	87,388
Shanghai Jinjiang International Hotels Co. Ltd. Class A	20,800	162,034
Tencent Holdings Ltd.	57,800	2,664,253
Tingyi Cayman Islands Holding Corp.	26,000	43,598
Venustech Group, Inc. Class A	37,000	121,231
Want Want China Holdings Ltd.	78,000	71,974
Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	20,500	125,626
WuXi AppTec Co. Ltd. Class A	8,789	154,387
WuXi AppTec Co. Ltd. Class H	2,200	34,373
†Wuxi Biologics Cayman, Inc.	29,984	238,091
Yifeng Pharmacy Chain Co. Ltd. Class A	19,760	124,145
Yonyou Network Technology Co. Ltd. Class A	52,830	189,935

LVIP BlackRock Global Allocation Fund–2

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Yum China Holdings, Inc.	6,111	$ 261,649
Zhongsheng Group Holdings Ltd.	3,500	24,609
Zijin Mining Group Co. Ltd. Class H	16,000	24,263
ZTE Corp. Class H	26,000	52,667
ZTO Express Cayman, Inc. ADR	242	6,050
		17,116,714
Denmark–0.29%
AP Moller - Maersk AS Class B	52	156,258
Carlsberg AS Class B	119	14,609
DSV AS	3,613	692,451
GN Store Nord AS	734	35,978
Novo Nordisk AS Class B	6,140	681,025
Pandora AS	9,165	873,098
		2,453,419
Finland–0.01%
Wartsila OYJ Abp	4,434	40,486
		40,486
France–1.78%
Airbus SE	79	9,533
Alstom SA	493	11,536
Arkema SA	13,887	1,660,052
BNP Paribas SA	45,158	2,580,537
Cie de Saint-Gobain	40,572	2,414,048
Credit Agricole SA	1,490	17,803
Danone SA	22,159	1,224,129
Electricite de France SA	10,792	101,296
Engie SA	3,898	51,247
EssilorLuxottica SA	3,940	720,589
Faurecia SE	276	7,178
Kering SA	111	70,077
La Francaise des Jeux SAEM	3,152	125,048
LVMH Moet Hennessy Louis Vuitton SE	6,478	4,623,988
Orpea SA	3,232	140,248
Pernod Ricard SA	336	73,823
Remy Cointreau SA	232	47,845
Schneider Electric SE	822	138,006
Societe Generale SA	18,837	504,970
TotalEnergies SE	5,442	275,362
Veolia Environnement SA	214	6,862
		14,804,177
Germany–2.61%
adidas AG	286	66,645
Allianz SE	38	9,075
†Auto1 Group SE	42,454	482,340
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
BASF SE	1,914	$ 109,214
Bayerische Motoren Werke AG	728	62,912
Brenntag SE	181	14,594
Covestro AG	977	49,197
†Daimler Truck Holding AG	3,428	95,075
Deutsche Boerse AG	230	41,402
Deutsche Telekom AG	255,732	4,762,784
E.ON SE	1,142	13,268
Infineon Technologies AG	21,380	723,285
LANXESS AG	237	10,404
LEG Immobilien SE	69	7,858
Mercedes-Benz Group AG	70,037	4,915,861
SAP SE	8,087	896,267
Siemens AG	46,305	6,411,726
Telefonica Deutschland Holding AG	31,018	84,363
Uniper SE	3,155	81,507
Vantage Towers AG	82,056	2,898,244
†Vitesco Technologies Group AG	472	18,724
Vonovia SE	136	6,339
		21,761,084
Hong Kong–0.39%
AIA Group Ltd.	208,400	2,176,087
ASM Pacific Technology Ltd.	5,200	52,351
China Construction Bank Corp. Class H	319,000	238,952
China Gas Holdings Ltd.	37,600	47,924
China National Building Material Co. Ltd. Class H	152,000	186,967
China Resources Cement Holdings Ltd.	26,000	21,553
China Resources Gas Group Ltd.	10,000	42,089
Dongfeng Motor Group Co. Ltd. Class H	54,000	40,393
Hang Lung Properties Ltd.	13,000	26,202
Jardine Matheson Holdings Ltd.	100	5,500
Link REIT	12,500	106,453
†Samsonite International SA	19,500	43,629
SITC International Holdings Co. Ltd.	43,000	150,358
†SJM Holdings Ltd.	25,000	12,275
WH Group Ltd.	90,000	56,516
		3,207,249
India–0.02%
HCL Technologies Ltd.	4,942	75,528
Indian Oil Corp. Ltd.	17,394	27,143

LVIP BlackRock Global Allocation Fund–3

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
†InterGlobe Aviation Ltd.	1,566	$ 41,378
		144,049
Indonesia–0.01%
Bank Central Asia Tbk PT	151,200	83,956
		83,956
Ireland–0.07%
Accenture PLC Class A	99	33,386
Kingspan Group PLC	1,462	142,906
Medtronic PLC	429	47,597
Seagate Technology Holdings PLC	486	43,691
Trane Technologies PLC	1,991	304,026
		571,606
Israel–0.31%
†Nice Ltd. Sponsored ADR	11,655	2,552,445
†SimilarWeb Ltd.	4,668	60,451
		2,612,896
Italy–0.36%
Enel SpA	21,958	146,608
Ferrari NV	2,688	585,606
Intesa Sanpaolo SpA	972,703	2,226,288
†Iveco Group NV	1,139	7,497
UniCredit SpA	859	9,267
		2,975,266
Japan–1.06%
AGC, Inc.	300	11,987
Astellas Pharma, Inc.	6,500	101,562
Chubu Electric Power Co., Inc.	900	9,315
Chugai Pharmaceutical Co. Ltd.	700	23,358
CyberAgent, Inc.	4,800	59,398
Daiichi Sankyo Co. Ltd.	400	8,735
Eisai Co. Ltd.	1,700	78,759
FANUC Corp.	17,700	3,106,523
Fujitsu Ltd.	500	74,913
GLP J-Reit	4	6,078
Hino Motors Ltd.	7,700	45,013
Hoya Corp.	15,300	1,743,555
Inpex Corp.	2,200	25,866
Japan Tobacco, Inc.	1,100	18,785
Kansai Electric Power Co., Inc.	1,100	10,361
Kao Corp.	2,200	89,827
Keyence Corp.	1,013	469,731
Kirin Holdings Co. Ltd.	3,900	58,253
Kose Corp.	7,000	732,379
Kyowa Kirin Co. Ltd.	2,800	65,139
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kyushu Electric Power Co., Inc.	900	$ 6,026
Makita Corp.	200	6,399
Mazda Motor Corp.	7,600	55,864
Mitsubishi Electric Corp.	10,100	115,835
Mizuho Financial Group, Inc.	6,700	85,461
NEC Corp.	2,800	117,630
Nihon M&A Center Holdings, Inc.	600	8,393
Nippon Telegraph & Telephone Corp.	400	11,621
Nomura Holdings, Inc.	23,600	99,256
Obic Co. Ltd.	100	14,978
Olympus Corp.	1,500	28,429
Oracle Corp.	1,200	83,156
Otsuka Corp.	200	7,091
Otsuka Holdings Co. Ltd.	600	20,729
Pan Pacific International Holdings Corp.	5,300	84,803
Recruit Holdings Co. Ltd.	17,455	758,368
Ryohin Keikaku Co. Ltd.	1,900	22,038
Shionogi & Co. Ltd.	100	6,144
Ship Healthcare Holdings, Inc.	800	12,960
SoftBank Corp.	800	9,330
SoftBank Group Corp.	4,800	214,606
SUMCO Corp.	2,200	36,003
Sumitomo Mitsui Trust Holdings, Inc.	800	26,036
Suzuki Motor Corp.	900	30,843
Sysmex Corp.	900	65,185
Terumo Corp.	2,800	84,724
Toray Industries, Inc.	1,600	8,319
Toyota Motor Corp.	1,400	25,253
Yamato Holdings Co. Ltd.	4,100	76,589
		8,861,606
Macau–0.00%
†Sands China Ltd.	10,800	25,693
		25,693
Mexico–0.01%
America Movil SAB de CV	10,766	11,405
Grupo Bimbo SAB de CV	12,384	37,357
		48,762
Netherlands–1.66%
†Adyen NV	1,054	2,087,651
Akzo Nobel NV	16,950	1,456,383
ASML Holding NV	6,786	4,534,551
ING Groep NV	351,615	3,671,186
Koninklijke Ahold Delhaize NV	4,294	138,118

LVIP BlackRock Global Allocation Fund–4

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Koninklijke Philips NV	3,451	$ 105,234
NXP Semiconductors NV	9,077	1,679,971
Prosus NV	135	7,280
Randstad NV	1,375	82,713
Stellantis NV	6,721	108,809
		13,871,896
Norway–0.07%
Aker BP ASA	251	9,362
†LINK Mobility Group Holding ASA	20,666	40,218
Norsk Hydro ASA	43,042	418,191
Yara International ASA	2,407	120,370
		588,141
Poland–0.01%
†Dino Polska SA	79	6,376
Polski Koncern Naftowy ORLEN SA	2,593	46,532
		52,908
Portugal–0.01%
Jeronimo Martins SGPS SA	2,738	65,684
		65,684
Republic of Korea–0.83%
Amorepacific Corp.	6,217	814,982
†Coupang, Inc.	17,916	316,755
DL E&C Co. Ltd.	59	6,386
Fila Holdings Corp.	772	19,863
Hana Financial Group, Inc.	2,443	97,166
Kakao Corp.	7,634	663,536
KB Financial Group, Inc.	1,154	57,831
Kia Corp.	812	49,181
†Krafton, Inc.	73	16,446
Kumho Petrochemical Co. Ltd.	188	23,826
LG Chem Ltd.	1,475	644,526
LG Display Co. Ltd.	1,201	20,246
†LG Energy Solution	8,363	3,049,747
LG Household & Health Care Ltd.	9	6,349
POSCO Holdings, Inc.	205	49,174
Samsung Electronics Co. Ltd.	1,783	102,029
Samsung Fire & Marine Insurance Co. Ltd.	237	42,680
Samsung SDI Co. Ltd.	1,869	909,623
SK Hynix, Inc.	217	20,875
†SK Innovation Co. Ltd.	2	351
		6,911,572
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia–0.00%
Dr Sulaiman Al Habib Medical Services Group Co.	257	$ 12,993
		12,993
Singapore–0.02%
DBS Group Holdings Ltd.	3,600	94,328
Singapore Press Holdings Ltd.	2,700	4,682
United Overseas Bank Ltd.	3,800	88,912
		187,922
South Africa–0.01%
FirstRand Ltd.	1,833	9,675
Impala Platinum Holdings Ltd.	3,662	56,367
Kumba Iron Ore Ltd.	1,135	50,417
		116,459
Spain–0.41%
Cellnex Telecom SA	68,596	3,301,141
Endesa SA	2,431	53,005
Iberdrola SA	6,686	73,078
		3,427,224
Sweden–0.59%
ArcelorMittal SA	8,818	282,477
Atlas Copco AB Class A	7,969	413,638
Epiroc AB Class A	19,095	408,420
Evolution AB	51	5,188
H & M Hennes & Mauritz AB Class B	4,947	66,427
Hexagon AB Class B	26,325	368,834
Husqvarna AB Class B	4,422	46,129
†Kinnevik AB Class B	325	8,475
Lundin Energy AB	2,412	101,242
Nokian Renkaat Oyj	1,092	17,723
SKF AB Class B	5,387	87,840
Svenska Handelsbanken AB Class A	2,986	27,458
Telefonaktiebolaget LM Ericsson Class B	7,454	67,947
Telia Co. AB	10,101	40,502
Volvo AB Class B	160,997	3,003,453
		4,945,753
Switzerland–1.11%
ABB Ltd.	3,391	110,006
Adecco Group AG	962	43,638
Cie Financiere Richemont SA Class A	3,304	418,798
Coca-Cola HBC AG	4,618	96,313
Glencore PLC	317,089	2,063,204
Julius Baer Group Ltd.	632	36,589

LVIP BlackRock Global Allocation Fund–5

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Kuehne & Nagel International AG	108	$ 30,664
Lonza Group AG	991	718,082
Nestle SA	4,719	613,558
Novartis AG	1,600	140,466
†On Holding AG Class A	1,776	44,826
Partners Group Holding AG	87	107,724
Roche Holding AG	45	17,805
†Siemens Energy AG	1,766	40,178
Sika AG	2,143	709,019
STMicroelectronics NV	10,567	459,284
Straumann Holding AG	273	435,895
Swatch Group AG	149	42,245
TE Connectivity Ltd.	22,901	2,999,573
Temenos AG	817	78,587
UBS Group AG	1,042	20,362
		9,226,816
Taiwan–0.69%
ASE Technology Holding Co. Ltd.	7,000	24,944
Cathay Financial Holding Co. Ltd.	24,000	53,571
†Evergreen Marine Corp. Taiwan Ltd.	14,000	65,074
Formosa Plastics Corp.	11,000	40,684
Fubon Financial Holding Co. Ltd.	25,502	67,714
Hon Hai Precision Industry Co. Ltd.	12,000	44,062
†MediaTek, Inc.	5,000	155,603
Nan Ya Plastics Corp.	15,000	48,557
Novatek Microelectronics Corp.	6,000	88,222
SinoPac Financial Holdings Co. Ltd.	20,000	12,791
Taiwan Cooperative Financial Holding Co. Ltd.	36,000	36,949
Taiwan Glass Industry Corp.	13,000	11,309
Taiwan Semiconductor Manufacturing Co. Ltd.	240,000	4,923,243
Unimicron Technology Corp.	3,000	25,570
Uni-President Enterprises Corp.	12,000	27,386
†United Microelectronics Corp.	23,000	42,238
Wan Hai Lines Ltd.	5,000	27,382
Yageo Corp.	1,000	14,927
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Yang Ming Marine Transport Corp.	13,000	$ 55,733
		5,765,959
Thailand–0.01%
Intouch Holdings PCL Class F	21,400	50,041
		50,041
Turkey–0.00%
BIM Birlesik Magazalar AS	1,596	9,208
		9,208
United Arab Emirates–0.00%
=,†NMC Health PLC	41,894	0
		0
United Kingdom–2.62%
†Alphawave IP Group PLC	75,023	174,392
Anglo American PLC	19,400	1,008,069
Ashtead Group PLC	2,269	142,866
AstraZeneca PLC	32,778	4,346,786
Auto Trader Group PLC	42,208	348,439
Barclays PLC	204,123	395,687
BP PLC	91,761	449,847
BP PLC ADR	13,406	394,136
British American Tobacco PLC	184	7,727
Burberry Group PLC	3,631	79,264
†Capri Holdings Ltd.	7,859	403,874
Compass Group PLC	93,373	2,009,395
Diageo PLC	3,813	193,413
Dr. Martens PLC	10,899	33,886
Experian PLC	433	16,682
†Genius Sports Ltd.	31,183	143,442
GlaxoSmithKline PLC	2,426	52,491
Hargreaves Lansdown PLC	995	13,115
Intertek Group PLC	197	13,439
Kingfisher PLC	21,116	70,478
Legal & General Group PLC	15,800	56,017
†Linde PLC	1,753	559,961
Lloyds Banking Group PLC	6,801,505	4,141,885
National Grid PLC	2,375	36,499
NatWest Group PLC	26,702	75,415
RELX PLC	715	22,249
Rio Tinto PLC	9,164	732,630
Royal Mail PLC	8,256	35,473
Shell PLC	68,937	1,882,721
Smith & Nephew PLC	1,909	30,362
Spirax-Sarco Engineering PLC	2,892	472,786
†THG PLC	220,882	265,147
Unilever PLC	68,693	3,118,851

LVIP BlackRock Global Allocation Fund–6

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Vodafone Group PLC	6,947	$ 11,392
Willis Towers Watson PLC	368	86,929
		21,825,745
United States–38.53%
3M Co.	729	108,534
Abbott Laboratories	52,848	6,255,089
AbbVie, Inc.	29,884	4,844,495
†Adobe, Inc.	251	114,361
Advance Auto Parts, Inc.	2,972	615,085
†Advanced Micro Devices, Inc.	3,139	343,218
Agilent Technologies, Inc.	177	23,422
Air Products & Chemicals, Inc.	13,393	3,347,045
†Airbnb, Inc. Class A	371	63,723
†Akamai Technologies, Inc.	310	37,011
Albemarle Corp.	13,691	3,027,765
Alcoa Corp.	20,160	1,815,005
†Align Technology, Inc.	16	6,976
Allegion PLC	48	5,269
×,†Alphabet, Inc. Class C	4,806	13,423,110
†Alphabet, Inc. Class A	25	69,534
†Altair Engineering, Inc. Class A	9,261	596,408
†,§AltC Acquisition Corp. Class A	22,337	218,009
†Altice USA, Inc. Class A	2,577	32,161
×,†Amazon.com, Inc.	3,879	12,645,346
American Tower Corp.	20,300	5,099,766
AMETEK, Inc.	92	12,253
Amgen, Inc.	31	7,496
Amphenol Corp. Class A	146	11,001
Analog Devices, Inc.	71	11,728
†ANSYS, Inc.	2,275	722,654
Anthem, Inc.	21	10,316
×Apple, Inc.	89,393	15,608,912
Applied Materials, Inc.	20,747	2,734,455
†Aptiv PLC	12,331	1,476,144
Archer-Daniels-Midland Co.	12,434	1,122,293
Arthur J Gallagher & Co.	62	10,825
†Autodesk, Inc.	3,656	783,664
†AutoZone, Inc.	36	73,605
AvalonBay Communities, Inc.	132	32,785
†AvidXchange Holdings, Inc.	644	5,184
Baker Hughes Co.	14,891	542,181
Bank of America Corp.	161,846	6,671,292
Bank of New York Mellon Corp.	232	11,514
Bath & Body Works, Inc.	9,483	453,287
Baxter International, Inc.	759	58,853
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Becton Dickinson & Co.	181	$ 48,146
†Berkshire Hathaway, Inc. Class B	264	93,168
Best Buy Co., Inc.	667	60,630
†Blend Labs, Inc. Class A	9,635	54,920
†Boeing Co.	464	88,856
†Booking Holdings, Inc.	37	86,893
†Boston Scientific Corp.	120,236	5,325,252
Bristol-Myers Squibb Co.	41,632	3,040,385
Broadcom, Inc.	10	6,297
Brown-Forman Corp. Class B	2,760	184,975
Bunge Ltd.	4,293	475,707
†Cadence Design Systems, Inc.	4,555	749,115
California Resources Corp.	13,359	597,548
Capital One Financial Corp.	245	32,166
Carrier Global Corp.	6,873	315,265
†CBRE Group, Inc. Class A	873	79,897
CDW Corp.	98	17,531
†Centene Corp.	95	7,998
CF Industries Holdings, Inc.	30,439	3,137,043
Charles Schwab Corp.	63,675	5,368,439
†Charter Communications, Inc. Class A	3,869	2,110,617
Chesapeake Energy Corp.	1,010	87,870
Citigroup, Inc.	152	8,117
CME Group, Inc.	2,902	690,270
Colgate-Palmolive Co.	119	9,024
Comcast Corp. Class A	59,749	2,797,448
ConocoPhillips	82,793	8,279,300
Constellation Brands, Inc. Class A	175	40,306
Constellation Energy Corp.	2,271	127,744
Corteva, Inc.	2,652	152,437
Costco Wholesale Corp.	8,915	5,133,703
†Crowdstrike Holdings, Inc. Class A	6,664	1,513,261
Crown Castle International Corp.	700	129,220
CSX Corp.	11,383	426,293
Danaher Corp.	608	178,345
†Datadog, Inc. Class A	3,018	457,137
†DaVita, Inc.	779	88,113
Deere & Co.	1,284	533,451
Dell Technologies, Inc. Class C	3,295	165,376
†Delta Air Lines, Inc.	8,007	316,837
Devon Energy Corp.	11,605	686,204
†Dexcom, Inc.	4,401	2,251,552
Dick's Sporting Goods, Inc.	1,894	189,438
†Diversey Holdings Ltd.	97,295	736,523

LVIP BlackRock Global Allocation Fund–7

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†DocuSign, Inc.	527	$ 56,452
Dominion Energy, Inc.	85	7,222
DR Horton, Inc.	33,095	2,465,908
Duke Realty Corp.	199	11,554
†Dynatrace, Inc.	25,659	1,208,539
Ecolab, Inc.	57	10,064
†Edwards Lifesciences Corp.	23,247	2,736,637
Electronic Arts, Inc.	1,083	137,010
Element Solutions, Inc.	6,408	140,335
Eli Lilly & Co.	20	5,727
Emerson Electric Co.	1,305	127,955
Energy Transfer LP	31,007	346,968
EOG Resources, Inc.	81	9,658
†EPAM Systems, Inc.	690	204,661
EQT Corp.	144,818	4,983,187
Equity Residential	996	89,560
Essex Property Trust, Inc.	231	79,806
Estee Lauder Cos., Inc. Class A	1,069	291,110
†Expedia Group, Inc.	3,151	616,556
Extra Space Storage, Inc.	447	91,903
Exxon Mobil Corp.	5,112	422,200
†F5, Inc.	6,334	1,323,489
FedEx Corp.	1,035	239,489
Fidelity National Information Services, Inc.	373	37,457
First Republic Bank	466	75,539
†Floor & Decor Holdings, Inc. Class A	5,823	471,663
Ford Motor Co.	27,419	463,655
†Fortinet, Inc.	3,326	1,136,627
Fortive Corp.	60,893	3,710,211
Fortune Brands Home & Security, Inc.	83	6,165
Franklin Resources, Inc.	1,400	39,088
Freeport-McMoRan, Inc.	85,534	4,254,461
†Frontier Communications Parent, Inc.	14,647	405,283
†Gartner, Inc.	139	41,347
†Generac Holdings, Inc.	1,774	527,339
General Dynamics Corp.	62	14,953
†General Motors Co.	64,367	2,815,413
Genuine Parts Co.	623	78,511
Gilead Sciences, Inc.	1,752	104,156
†Gitlab, Inc. Class A	64	3,485
†GLOBALFOUNDRIES, Inc.	10,482	654,286
=,†,πGrand Rounds, Inc.	339,158	695,274
†Green Plains, Inc.	5,031	156,011
Hasbro, Inc.	130	10,650
HCA Healthcare, Inc.	406	101,752
Hess Corp.	450	48,168
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Hewlett Packard Enterprise Co.	7,839	$ 130,990
†,✧✧Highland Transcend Partners I Corp. Class A	23,099	227,063
†Hilton Worldwide Holdings, Inc.	14,336	2,175,345
†Hologic, Inc.	553	42,481
Home Depot, Inc.	11,791	3,529,400
Honeywell International, Inc.	35	6,810
HP, Inc.	1,298	47,117
†HubSpot, Inc.	317	150,556
Humana, Inc.	10,829	4,712,456
Huntington Ingalls Industries, Inc.	353	70,402
†IDEXX Laboratories, Inc.	142	77,683
Illinois Tool Works, Inc.	38	7,957
†Informatica, Inc. Class A	15,016	296,416
Ingersoll Rand, Inc.	371	18,680
Intel Corp.	202	10,011
International Flavors & Fragrances, Inc.	15,850	2,081,581
Intuit, Inc.	1,450	697,218
†Intuitive Surgical, Inc.	8,578	2,587,811
Invesco Ltd.	1,798	41,462
†IQVIA Holdings, Inc.	35	8,092
=,†,πJawbone Health Hub, Inc.	32,637	0
Johnson & Johnson	19,283	3,417,526
Johnson Controls International PLC	3,908	256,248
JPMorgan Chase & Co.	1,172	159,767
Kellogg Co.	149	9,609
†Khosla Ventures Acquisition Co.	19,766	193,312
Kinder Morgan, Inc.	4,934	93,302
KLA Corp.	17	6,223
†Laboratory Corp. of America Holdings	383	100,982
Lam Research Corp.	272	146,230
Lennar Corp. Class A	3,589	291,319
†,✱Liberty Media Acquisition Corp.	55,364	555,301
†Liberty Media Corp. Class A	31,366	1,433,740
†Liberty Media Corp. Class C	42,364	1,937,306
†Lions Gate Entertainment Corp. Class A	17,969	291,996
†Live Nation Entertainment, Inc.	5,527	650,196
LKQ Corp.	1,314	59,669
Lockheed Martin Corp.	16	7,062
Loews Corp.	138	8,945
=,†,πLookout, Inc.	8,011	87,160

LVIP BlackRock Global Allocation Fund–8

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Lowe's Cos., Inc.	3,576	$ 723,031
LyondellBasell Industries NV Class A	5,695	585,560
Marsh & McLennan Cos., Inc.	30,770	5,243,823
Masco Corp.	22,573	1,151,223
†Masimo Corp.	2,047	297,920
Mastercard, Inc. Class A	17,849	6,378,876
McDonald's Corp.	9,876	2,442,137
Merck & Co., Inc.	1,463	120,039
†Meta Platforms, Inc. Class A	3,135	697,099
†Mettler-Toledo International, Inc.	105	144,185
MGM Resorts International	833	34,936
Micron Technology, Inc.	30,606	2,383,901
Microsoft Corp.	59,984	18,493,667
Mid-America Apartment Communities, Inc.	45	9,425
†Mirion Technologies, Inc.	9,675	78,077
†Moderna, Inc.	1,391	239,614
†Molina Healthcare, Inc.	119	39,697
Mondelez International, Inc. Class A	381	23,919
†MongoDB, Inc.	1,760	780,718
†Monster Beverage Corp.	153	12,225
Moody's Corp.	179	60,396
Morgan Stanley	35,414	3,095,184
Mosaic Co.	2,929	194,779
MSCI, Inc.	56	28,161
NetApp, Inc.	453	37,599
†Netflix, Inc.	448	167,816
†New Relic, Inc.	4,571	305,709
Newmont Corp.	96	7,627
NextEra Energy, Inc.	55,180	4,674,298
NIKE, Inc. Class B	3,872	521,016
Northern Trust Corp.	468	54,499
NVIDIA Corp.	11,135	3,038,296
†NVR, Inc.	1	4,467
†Okta, Inc.	2,319	350,076
ONEOK, Inc.	2,611	184,415
Oracle Corp.	1,029	85,129
†O'Reilly Automotive, Inc.	1,095	750,031
Organon & Co.	1,228	42,894
Otis Worldwide Corp.	416	32,011
†Palantir Technologies, Inc. Class A	3,332	45,748
†Palo Alto Networks, Inc.	2,270	1,413,098
Park Hotels & Resorts, Inc.	4,697	91,732
Parker-Hannifin Corp.	496	140,745
†Paycom Software, Inc.	92	31,867
†PayPal Holdings, Inc.	58	6,708
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Peloton Interactive, Inc. Class A	22,870	$ 604,225
†Penn National Gaming, Inc.	5,190	220,160
PepsiCo, Inc.	3,358	562,062
Pfizer, Inc.	1,681	87,025
Philip Morris International, Inc.	1,262	118,552
Pioneer Natural Resources Co.	7,916	1,979,238
PNC Financial Services Group, Inc.	795	146,638
PPG Industries, Inc.	7,690	1,007,928
Procter & Gamble Co.	55	8,404
Prologis, Inc.	1,453	234,630
Public Service Enterprise Group, Inc.	708	49,560
Public Storage	37	14,440
PVH Corp.	2,364	181,106
QUALCOMM, Inc.	3,137	479,396
Raytheon Technologies Corp.	184	18,229
†Regeneron Pharmaceuticals, Inc.	1,114	778,040
ResMed, Inc.	3,489	846,117
†Rivian Automotive, Inc. Class A	6,565	329,826
Rockwell Automation, Inc.	270	75,608
Rollins, Inc.	1,588	55,659
S&P Global, Inc.	2,087	856,046
†salesforce.com, Inc.	24,588	5,220,524
†Sarcos Technology & Robotics Corp.	1,762	11,717
SBA Communications Corp.	550	189,255
Schlumberger NV	1,800	74,358
†Seagen, Inc.	8,365	1,204,978
Sempra Energy	34,516	5,802,830
†ServiceNow, Inc.	4,690	2,611,814
Sherwin-Williams Co.	57	14,228
Signature Bank	20	5,870
Signet Jewelers Ltd.	4,590	333,693
Simon Property Group, Inc.	71	9,341
Skyworks Solutions, Inc.	76	10,129
†SmartRent, Inc.	28,316	143,279
Snap-on, Inc.	263	54,041
†Snowflake, Inc. Class A	368	84,320
†Sonos, Inc.	11,756	331,754
†Southwest Airlines Co.	905	41,449
†Splunk, Inc.	1,786	265,418
Stanley Black & Decker, Inc.	137	19,151
Starbucks Corp.	21,047	1,914,646

LVIP BlackRock Global Allocation Fund–9

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Starwood Property Trust, Inc.	15,419	$ 372,677
Stryker Corp.	3,743	1,000,691
†SVB Financial Group	16	8,951
T Rowe Price Group, Inc.	395	59,720
Tapestry, Inc.	1,741	64,678
Target Corp.	411	87,222
†Tenet Healthcare Corp.	1,059	91,032
†Tesla, Inc.	995	1,072,212
Textron, Inc.	104	7,736
Thermo Fisher Scientific, Inc.	6,996	4,132,187
TJX Cos., Inc.	31,251	1,893,186
†T-Mobile U.S., Inc.	101	12,963
†Toast, Inc. Class A	16,944	368,193
Tractor Supply Co.	624	145,623
†TransDigm Group, Inc.	853	555,764
†Trimble, Inc.	289	20,848
†Twilio, Inc. Class A	3,403	560,848
U.S. Bancorp	6,831	363,068
†Uber Technologies, Inc.	10,359	369,609
UDR, Inc.	196	11,245
†Ulta Beauty, Inc.	837	333,310
United Parcel Service, Inc. Class B	20,908	4,483,930
†United Rentals, Inc.	1,663	590,714
United States Steel Corp.	14,541	548,777
UnitedHealth Group, Inc.	18,544	9,456,884
Valero Energy Corp.	43,771	4,444,507
†VeriSign, Inc.	3,915	870,931
Verisk Analytics, Inc.	3,327	714,074
Verizon Communications, Inc.	5,562	283,328
†Vertex Pharmaceuticals, Inc.	304	79,335
Vertiv Holdings Co.	151,115	2,115,610
VF Corp.	145	8,245
†Victoria's Secret & Co.	2,988	153,464
Visa, Inc. Class A	269	59,656
VMware, Inc. Class A	1,008	114,781
Vulcan Materials Co.	22,856	4,198,647
W R Berkley Corp.	109	7,292
Walmart, Inc.	14,580	2,171,254
†Walt Disney Co.	29,661	4,068,303
Waste Connections, Inc.	539	75,298
†Waters Corp.	199	61,768
WEC Energy Group, Inc.	357	35,632
Wells Fargo & Co.	281	13,617
†Western Digital Corp.	8,967	445,212
Weyerhaeuser Co.	12,180	461,622
Williams-Sonoma, Inc.	2,461	356,845
†WillScot Mobile Mini Holdings Corp.	13,004	508,847
†Workday, Inc. Class A	785	187,976
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†XPO Logistics, Inc.	15,475	$ 1,126,580
Yum! Brands, Inc.	469	55,591
†Zebra Technologies Corp. Class A	164	67,847
Zoetis, Inc.	2,667	502,970
†Zscaler, Inc.	4,424	1,067,423
		321,122,279
Total Common Stock (Cost $364,130,844)		477,772,193
CONVERTIBLE PREFERRED STOCKS–0.59%
United States–0.59%
2020 Cash Mandatory Exchangeable Trust	1,323	1,478,453
Aptiv PLC	5,228	713,465
Becton Dickinson & Co.	19,490	1,029,462
Boston Scientific Corp.	3,446	401,252
=,πLookout, Inc.	93,593	1,018,292
Wells Fargo & Co.	226	299,450
Total Convertible Preferred Stocks (Cost $4,007,425)		4,940,374
PREFERRED STOCKS–0.20%
Brazil–0.03%
Banco Bradesco SA 4.69%	9,560	44,537
Petroleo Brasileiro SA 24.95%	23,343	163,659
		208,196
Germany–0.09%
Henkel AG & Co. KGaA 3.11%	663	44,376
Porsche Automobil Holding SE 2.74%	3,889	374,098
Volkswagen AG 3.27%	1,934	332,360
		750,834
United States–0.08%
•Citigroup Capital XIII 6.67% (LIBOR03M + 6.37%) 10/30/40	24,284	665,382
		665,382
Total Preferred Stocks (Cost $1,757,189)		1,624,412
RIGHTS–0.00%
France–0.00%
=,†Electricite de France SA expiration date 4/4/22	11,642	4,327
Total Rights (Cost $0)		4,327

LVIP BlackRock Global Allocation Fund–10

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
WARRANTS–0.01%
Cayman Islands–0.00%
†Hedosophia European Growth exp 5/13/27 exercise price EUR 11.5000	9,210	$ 8,141
		8,141
Israel–0.00%
†Innovid Corp. exp 11/30/26 exercise price USD 11.5000	1,772	1,772
		1,772
Republic of Korea–0.00%
†Cano Health, Inc. exp 6/03/26 exercise price USD 11.5000	9,494	15,001
		15,001
Switzerland–0.00%
†Cie Financiere Richemont SA exp 11/23/22 exercise price CHF 67.0000	174	137
		137
United Kingdom–0.00%
†Genius Sports Ltd. exp 12/31/28 exercise price USD 11.5000	5,500	5,775
		5,775
United States–0.01%
†Altus Power, Inc. exp 12/31/27 exercise price USD 11.0000	2,406	3,898
†EVgo, Inc. exp 9/15/25 exercise price USD 11.5000	5,230	20,554
†Gores Holdings VIII, Inc. exp 12/31/27 exercise price USD 11.5000	1,784	2,337
†Highland Transcend Partners I Corp. exp 12/31/27 exercise price USD 11.5000	7,699	2,391
†Hippo Holdings, Inc. exp 7/30/26 exercise price USD 11.5000	4,587	1,560
†Latch, Inc. exp 6/04/26 exercise price USD 11.5000	11,942	7,882
†Offerpad Solutions, Inc. exp 9/01/26 exercise price USD 11.5000	7,857	6,364
†Sarcos Technology & Robotics Corp. exp 6/15/27 exercise price USD 11.5000	27,641	29,299
	Number of Shares	Value (U.S. $)
WARRANTS (continued)
United States (continued)
†TPG Pace Beneficial Finance Corp. exp 10/09/27 exercise price USD 11.5000	2,340	$ 1,498
†Volta, Inc. exp 8/26/26 exercise price USD 11.5000	5,390	5,120
		80,903
Total Warrants (Cost $208,825)		111,729

	Principal Amount°
CONVERTIBLE BONDS–0.00%
India–0.00%
‡REI Agro Ltd. 5.50%, excercise price $5.5000 11/13/14	599,000	6
		6
United States–0.00%
Stem, Inc. 0.50%, excercise price $0.5000 12/1/28	26,000	19,284
		19,284
Total Convertible Bonds (Cost $26,006)		19,290
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.07%
United States–0.07%
*,♦Freddie Mac Multifamily Structured Pass Through Certificates
•0.80% 5/25/29	2,056,466	92,821
•1.04% 10/25/30	1,725,073	122,472
1.36% 12/25/29	307,423	24,945
•1.43% 7/25/30	278,637	26,597
•1.52% 1/25/30	1,289,162	127,748
•1.58% 4/25/30	548,562	56,923
•1.70% 4/25/30	279,544	30,758
•Freddie Mac S.F. 15 yr 3.71% 9/25/30	74,580	79,725
Total Agency Commercial Mortgage-Backed Securities (Cost $592,829)		561,989
ΔCORPORATE BONDS–3.34%
Australia–0.50%
=,@Quintis Australia Pty. Ltd. (PIK Rate 12.00%, Cash Rate 12.00%) 12.00% 10/1/28	2,006,979	2,006,979
=,@Quintis Australia Pty. Ltd. (PIK Rate 7.50%, Cash Rate 8.00%) 7.50% 10/1/26	2,156,286	2,156,286
		4,163,265

LVIP BlackRock Global Allocation Fund–11

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Canada–0.06%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
5.00% 6/15/29		11,000	$ 9,988
6.25% 9/15/27		4,000	3,916
First Quantum Minerals Ltd. 6.88% 10/15/27		200,000	209,500
Mattamy Group Corp. 4.63% 3/1/30		53,000	49,784
Toronto-Dominion Bank 2.35% 3/8/24		251,000	249,498
			522,686
Germany–0.17%
•APCOA Parking Holdings GmbH 5.00% (EURIBOR03M + 5.00%) 1/15/27	EUR	327,000	358,458
Douglas GmbH 6.00% 4/8/26	EUR	420,000	441,080
@Kirk Beauty SUN GmbH 8.25% 10/1/26	EUR	307,744	313,206
KME SE 6.75% 2/1/23	EUR	301,750	325,365
			1,438,109
Italy–0.15%
Castor SpA
•5.25% (EURIBOR03M + 5.25%) 2/15/29	EUR	317,000	348,752
6.00% 2/15/29	EUR	100,000	108,801
Marcolin SpA 6.13% 11/15/26	EUR	366,000	394,077
Shiba Bidco SpA 4.50% 10/31/28	EUR	362,000	384,444
			1,236,074
Luxembourg–0.20%
Garfunkelux Holdco 3 SA
6.75% 11/1/25	EUR	190,000	209,191
7.75% 11/1/25	GBP	323,000	421,126
Herens Midco Sarl 5.25% 5/15/29	EUR	426,000	402,364
Picard Bondco SA 5.38% 7/1/27	EUR	300,000	330,120
Sani/Ikos Financial Holdings 1 Sarl 5.63% 12/15/26	EUR	281,000	303,862
			1,666,663
Netherlands–0.03%
Titan Holdings II BV 5.13% 7/15/29	EUR	220,000	223,662
			223,662
United Arab Emirates–0.02%
μNBK Tier 1 Ltd. 3.63% 8/24/26		200,000	186,560
Shelf Drilling Holdings Ltd. 8.88% 11/15/24		9,000	9,180
			195,740
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom–0.50%
BCP V Modular Services Finance II PLC 6.13% 11/30/28	GBP	452,000	$ 562,834
BCP V Modular Services Finance PLC 6.75% 11/30/29	EUR	603,000	605,365
Boparan Finance PLC 7.63% 11/30/25	GBP	458,000	485,382
Constellation Automotive Financing PLC 4.88% 7/15/27	GBP	124,000	148,639
Deuce Finco Plc 5.50% 6/15/27	GBP	944,000	1,184,331
Inspired Entertainment Financing PLC 7.88% 6/1/26	GBP	263,000	348,945
Kane Bidco Ltd.
5.00% 2/15/27	EUR	240,000	259,342
6.50% 2/15/27	GBP	288,000	367,980
Wheel Bidco Ltd. 6.75% 7/15/26	GBP	145,000	178,609
			4,141,427
United States–1.71%
AbbVie, Inc. 4.25% 11/21/49		203,000	210,657
Acadia Healthcare Co., Inc.
5.00% 4/15/29		4,000	3,949
5.50% 7/1/28		5,000	5,025
Affinity Gaming 6.88% 12/15/27		46,000	44,735
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50% 3/15/29		424,000	382,647
AMC Networks, Inc.
4.75% 8/1/25		6,000	5,979
5.00% 4/1/24		3,000	2,993
AMN Healthcare, Inc. 4.00% 4/15/29		5,000	4,632
Aramark Services, Inc. 5.00% 2/1/28		6,000	5,820
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63% 8/1/29		16,000	14,109
Avantor Funding, Inc. 4.63% 7/15/28		26,000	25,714
Avaya, Inc. 6.13% 9/15/28		210,000	207,096
Bausch Health Cos., Inc. 4.88% 6/1/28		10,000	9,575
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63% 12/15/25		6,000	6,274
Broadcom, Inc.
1.95% 2/15/28		47,000	42,351
4.15% 11/15/30		163,000	165,199

LVIP BlackRock Global Allocation Fund–12

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Caesars Entertainment, Inc.
4.63% 10/15/29	24,000	$ 22,440
8.13% 7/1/27	69,000	73,930
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75% 7/1/25	33,000	33,679
Carrols Restaurant Group, Inc. 5.88% 7/1/29	55,000	44,825
CDI Escrow Issuer, Inc. 5.75% 4/1/30	77,000	77,770
Cedar Fair LP 5.25% 7/15/29	4,000	3,940
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.38% 4/15/27	4,000	3,960
Centennial Resource Production LLC 5.38% 1/15/26	2,000	1,940
Charter Communications Operating LLC/Charter Communications Operating Capital 2.80% 4/1/31	264,000	237,942
Chesapeake Energy Corp.
5.50% 2/1/26	35,000	35,843
5.88% 2/1/29	7,000	7,228
Churchill Downs, Inc. 5.50% 4/1/27	4,000	4,045
Colgate Energy Partners III LLC
5.88% 7/1/29	5,000	5,155
7.75% 2/15/26	22,000	23,452
Commercial Metals Co. 4.38% 3/15/32	73,000	67,799
Covanta Holding Corp. 4.88% 12/1/29	22,000	21,003
CrownRock LP/CrownRock Finance, Inc. 5.63% 10/15/25	6,000	6,115
CSC Holdings LLC 4.63% 12/1/30	200,000	167,258
CVS Health Corp. 5.05% 3/25/48	218,000	246,883
Darling Ingredients, Inc. 5.25% 4/15/27	4,000	4,080
DaVita, Inc.
3.75% 2/15/31	104,000	91,000
4.63% 6/1/30	58,000	54,160
DISH DBS Corp. 5.25% 12/1/26	260,000	247,650
Equinix, Inc. 2.50% 5/15/31	78,000	69,952
Forestar Group, Inc.
3.85% 5/15/26	23,000	21,447
5.00% 3/1/28	435,000	407,812
Freedom Mortgage Corp.
8.13% 11/15/24	107,000	106,599
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Freedom Mortgage Corp. (continued)
8.25% 4/15/25	83,000	$ 82,749
Fresh Market, Inc. 9.75% 5/1/23	124,000	121,622
Frontier Communications Holdings LLC
5.00% 5/1/28	191,000	183,360
5.88% 10/15/27	115,000	114,229
6.75% 5/1/29	306,000	293,760
Frontier North, Inc. 6.73% 2/15/28	70,000	71,050
Full House Resorts, Inc. 8.25% 2/15/28	14,000	14,315
GCI LLC 4.75% 10/15/28	54,000	52,718
General Motors Financial Co., Inc. 2.70% 8/20/27	327,000	307,651
Genesis Energy LP/Genesis Energy Finance Corp. 8.00% 1/15/27	14,000	14,402
Gilead Sciences, Inc. 4.75% 3/1/46	193,000	213,879
Great Western Petroleum LLC/Great Western Finance Corp. 12.00% 9/1/25	20,000	22,300
Howard Hughes Corp.
4.13% 2/1/29	21,000	19,703
4.38% 2/1/31	24,000	22,560
5.38% 8/1/28	52,000	52,207
iHeartCommunications, Inc.
5.25% 8/15/27	5,000	4,944
6.38% 5/1/26	5,003	5,141
Iron Mountain, Inc.
4.50% 2/15/31	62,000	57,258
5.25% 7/15/30	33,000	32,340
Joseph T Ryerson & Son, Inc. 8.50% 8/1/28	22,000	23,815
Kraft Heinz Foods Co. 4.38% 6/1/46	214,000	211,355
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.00% 2/1/26	6,000	5,760
Level 3 Financing, Inc.
3.63% 1/15/29	48,000	42,000
4.25% 7/1/28	74,000	67,933
Lions Gate Capital Holdings LLC 5.50% 4/15/29	37,000	35,659
LogMeIn, Inc. 5.50% 9/1/27	85,000	79,336
Lowe's Cos., Inc.
3.35% 4/1/27	120,000	120,702
4.25% 4/1/52	251,000	259,618
Lumen Technologies, Inc. 5.13% 12/15/26	220,000	209,550
Magallanes, Inc. 3.43% 3/15/24	79,000	79,433

LVIP BlackRock Global Allocation Fund–13

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Marriott Ownership Resorts, Inc. 6.13% 9/15/25	20,000	$ 20,500
Masonite International Corp. 5.38% 2/1/28	3,000	3,023
Meritor, Inc. 4.50% 12/15/28	3,000	3,008
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
3.88% 2/15/29	125,000	122,812
5.63% 5/1/24	24,000	24,708
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88% 5/1/29	38,000	35,031
Mozart Debt Merger Sub, Inc. 3.88% 4/1/29	93,000	86,025
Nationstar Mortgage Holdings, Inc.
5.13% 12/15/30	14,000	12,950
5.50% 8/15/28	133,000	127,853
6.00% 1/15/27	32,000	32,563
New Home Co., Inc. 7.25% 10/15/25	84,000	81,213
Nexstar Media, Inc. 4.75% 11/1/28	40,000	38,750
NRG Energy, Inc.
5.25% 6/15/29	4,000	3,909
5.75% 1/15/28	6,000	6,098
NuStar Logistics LP 5.75% 10/1/25	103,000	104,931
ONEOK Partners LP 4.90% 3/15/25	354,000	365,367
Oracle Corp. 3.95% 3/25/51	174,000	152,113
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.00% 8/15/27	4,000	3,910
Pacific Gas & Electric Co. 4.50% 7/1/40	122,500	111,528
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88% 5/15/29	78,000	73,121
5.88% 10/1/28	12,000	11,989
Parsley Energy LLC/Parsley Finance Corp. 5.63% 10/15/27	7,000	7,235
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In 8.50% 11/15/27	91,000	100,669
PG&E Corp.
5.00% 7/1/28	220,000	212,652
5.25% 7/1/30	13,000	12,609
Pitney Bowes, Inc.
6.88% 3/15/27	260,000	245,913
7.25% 3/15/29	220,000	207,519
Playtika Holding Corp. 4.25% 3/15/29	75,000	69,187
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
μPrudential Financial, Inc.
5.63% 6/15/43	189,000	$ 190,181
5.88% 9/15/42	285,000	287,137
Radiate Holdco LLC/Radiate Finance, Inc. 4.50% 9/15/26	30,000	28,950
Rattler Midstream LP 5.63% 7/15/25	16,000	16,240
Renewable Energy Group, Inc. 5.88% 6/1/28	11,000	11,815
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 3.63% 3/1/29	65,000	59,400
Sabre GLBL, Inc. 9.25% 4/15/25	170,000	188,468
Select Medical Corp. 6.25% 8/15/26	686,000	710,175
Service Properties Trust
4.50% 6/15/23	101,000	99,844
5.00% 8/15/22	263,000	261,685
7.50% 9/15/25	14,000	14,687
Sirius XM Radio, Inc.
4.13% 7/1/30	46,000	43,064
5.00% 8/1/27	11,000	10,972
5.50% 7/1/29	9,000	9,135
Six Flags Entertainment Corp. 4.88% 7/31/24	7,000	7,000
SM Energy Co. 10.00% 1/15/25	71,000	77,508
SRS Distribution, Inc. 4.63% 7/1/28	12,000	11,463
Standard Industries, Inc. 5.00% 2/15/27	3,000	2,974
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29	6,000	5,925
Sunoco LP/Sunoco Finance Corp.
4.50% 5/15/29	15,000	14,152
4.50% 4/30/30	49,000	45,143
6.00% 4/15/27	4,000	4,075
Talen Energy Supply LLC 7.63% 6/1/28	138,000	127,829
Tap Rock Resources LLC 7.00% 10/1/26	359,000	371,608
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88% 4/15/26	7,000	7,219
6.50% 7/15/27	6,000	6,313
Teleflex, Inc. 4.63% 11/15/27	4,000	4,055
Tenet Healthcare Corp.
4.25% 6/1/29	119,000	114,091
4.38% 1/15/30	32,000	30,718
4.63% 9/1/24	4,000	4,027
4.63% 6/15/28	9,000	8,831

LVIP BlackRock Global Allocation Fund–14

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Tenet Healthcare Corp. (continued)
4.88% 1/1/26		14,000	$ 14,122
6.25% 2/1/27		11,000	11,293
TransDigm, Inc. 6.25% 3/15/26		1,239,000	1,272,007
Travel & Leisure Co. 6.63% 7/31/26		24,000	25,020
Union Pacific Corp. 2.80% 2/14/32		286,000	274,596
♦United Airlines Pass-Through Trust 5.88% 10/15/27		331,652	343,288
United Rentals North America, Inc. 5.50% 5/15/27		7,000	7,240
United Wholesale Mortgage LLC 5.50% 11/15/25		84,000	81,480
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 5/2/22		153,000	127,085
VICI Properties LP/VICI Note Co., Inc.
3.50% 2/15/25		32,000	31,528
4.13% 8/15/30		27,000	26,065
μVistra Corp. 7.00% 12/15/26		47,000	45,766
Vistra Operations Co. LLC
5.00% 7/31/27		9,000	8,854
5.63% 2/15/27		378,000	377,681
Weekley Homes LLC/Weekley Finance Corp. 4.88% 9/15/28		18,000	16,590
Workday, Inc. 3.50% 4/1/27		80,000	79,979
Wyndham Hotels & Resorts, Inc. 4.38% 8/15/28		10,000	9,625
Xerox Holdings Corp. 5.00% 8/15/25		151,000	152,699
XHR LP
4.88% 6/1/29		11,000	10,686
6.38% 8/15/25		100,000	103,057
Zayo Group Holdings, Inc. 4.00% 3/1/27		160,000	147,237
			14,263,779
Total Corporate Bonds (Cost $29,150,941)			27,851,405
LOAN AGREEMENTS–2.54%
Canada–0.18%
•KDC/ONE Development Corp., Inc. 5.00% (EURIBOR03M + 5.00%) 12/21/25	EUR	896,950	982,328
•Kronos Acquisition Holdings, Inc. 7.00% (SOFR03M + 6.00%) 12/22/26		67,830	67,180
•Stars Group Holdings BV 3.26% (LIBOR03M + 2.25%) 7/21/26		436,203	432,295
			1,481,803
		Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
France–0.13%
•Babilou Group 4.00% (EURIBOR03M + 4.00%) 11/30/27	EUR	1,018,000	$ 1,120,531
			1,120,531
Gibraltar–0.03%
•GVC Holdings Ltd. 3.74% (LIBOR06M + 2.50%) 3/16/27		214,918	212,770
			212,770
Netherlands–0.20%
•Ziggo BV 3.00% (EURIBOR06M + 3.00%) 1/31/29	EUR	1,558,766	1,685,586
			1,685,586
United Kingdom–0.02%
•Constellation Automotive Ltd. 8.05% (SONIA06M + 7.50%) 7/16/29	GBP	146,000	189,156
			189,156
United States–1.98%
•ACProducts, Inc. 4.75% (LIBOR06M + 4.25%) 5/17/28		467,815	420,771
•Aimbridge Acquisition Co., Inc. 5.50% (LIBOR01M + 4.75%) 2/2/26		352,640	349,555
•Altar Bidco, Inc. 3.85% (SOFR30A + 3.35%) 2/1/29		345,000	339,932
•American Auto Auction Group LLC 5.80% (SOFR03M + 5.00%) 12/30/27		392,017	384,667
•American Rock Salt Co. LLC 4.75% (LIBOR01M + 4.00%) 6/9/28		56,857	56,146
•Avaya, Inc.
4.40% (LIBOR01M + 4.00%) 12/15/27		110,000	108,625
4.65% (LIBOR01M + 4.25%) 12/15/27		146,840	145,629
•Bausch Health Cos., Inc. 3.46% (LIBOR01M + 3.00%) 6/1/25		353,837	350,592
•Cablevision Lightpath LLC 3.75% (LIBOR03M + 3.25%) 11/30/27		90,850	89,578
•Caesars Resort Collection LLC 3.96% (LIBOR01M + 3.50%) 7/20/25		166,465	165,716

LVIP BlackRock Global Allocation Fund–15

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
United States (continued)
•Change Healthcare Holdings LLC 3.50% (LIBOR01M + 2.50%) 3/1/24	78,114	$ 77,587
•City Brewing Co. LLC 4.25% (LIBOR03M + 3.50%) 4/5/28	94,762	86,233
∞,•Cobham Ultra U.S. Co-Borrower LLC 0.00% 11/16/28	37,000	36,553
•Columbus McKinnon Corp. 3.81% (LIBOR03M + 2.75%) 5/14/28	23,532	23,100
•Conair Holdings LLC 4.76% (LIBOR03M + 3.75%) 5/17/28	56,857	55,862
•ConnectWise LLC 4.00% (LIBOR01M + 3.50%) 9/29/28	102,743	101,921
•Digital Room Holdings, Inc. 5.75% (LIBOR01M + 5.25%) 12/21/28	129,000	126,420
•DirecTV Financing LLC 5.75% (LIBOR03M + 5.00%) 8/2/27	213,959	213,486
•DS Parent, Inc. 6.76% (LIBOR03M + 5.75%) 12/10/28	203,425	197,322
•DT Midstream, Inc. 2.50% (LIBOR06M + 2.00%) 6/10/28	184,535	184,048
•Dun & Bradstreet Corp. 3.70% (LIBOR01M + 3.25%) 2/6/26	150,100	148,518
•ECL Entertainment LLC 8.25% (LIBOR01M + 7.50%) 3/31/28	231,252	232,217
•Emerald Technologies (U.S.) Acquisitionco, Inc 7.25% (SOFR03M + 6.25%) 12/29/27	157,000	152,290
•Fanatics Commerce Intermediate Holdco LLC 3.75% (LIBOR01M + 3.25%) 11/23/28	157,605	156,029
•Foundation Building Materials Holding Co. LLC 3.75% (LIBOR03M + 3.25%) 1/29/28	48,173	47,270
•Frontier Communications Corp. 4.81% (LIBOR03M + 3.75%) 10/8/27	302,323	297,283
•Gray Television, Inc. 3.23% (LIBOR01M + 3.00%) 12/1/28	515,707	512,577
•Herschend Entertainment Co. LLC 4.25% (LIBOR01M + 3.75%) 8/27/28	50,872	50,491
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
United States (continued)
•Hilton Grand Vacations Borrower LLC 3.50% (LIBOR01M + 3.00%) 8/2/28	298,251	$ 296,163
•Hilton Worldwide Finance LLC 2.21% (LIBOR01M + 1.75%) 6/21/26	752,715	744,157
•Hydrofarm Holdings LLC 6.50% (LIBOR01M + 5.50%) 9/27/28	96,758	91,920
•Informatica LLC 3.25% (LIBOR01M + 2.75%) 10/27/28	356,000	351,906
•IPS Corp.
✠0.00% 10/2/28	6,967	6,789
4.00% (LIBOR01M + 3.50%) 10/2/28	34,838	33,945
•ITT Holdings LLC 3.25% (LIBOR01M + 2.75%) 7/8/28	90,772	89,410
•J&J Ventures Gaming LLC 4.75% (LIBOR01M + 4.00%) 4/26/28	197,504	195,282
•Jack Ohio Finance LLC 5.50% (LIBOR01M + 4.75%) 10/4/28	74,813	73,877
•Jazz Financing Lux SARL 4.00% (LIBOR01M + 3.50%) 5/5/28	586,964	584,253
•Jeld-Wen, Inc. 2.71% (LIBOR01M + 2.25%) 7/28/28	194,510	192,516
•Jo-Ann Stores, Inc. 5.50% (LIBOR03M + 4.75%) 6/30/28	280,705	243,613
•LBM Acquisition LLC 4.50% (LIBOR01M + 3.75%) 12/17/27	531,161	517,420
•Leslie's Poolmart, Inc. 3.02% (LIBOR03M + 2.50%) 3/9/28	232,413	229,025
•LogMeIn, Inc. 5.22% (LIBOR01M + 4.75%) 8/31/27	446,871	438,072
•LSF11 A5 Holdco LLC 4.00% (SOFR30A + 3.50%) 10/13/28	187,000	184,148
•Maverick Gaming LLC 8.50% (LIBOR03M + 7.50%) 9/3/26	123,380	121,221
•Medical Solutions Holdings, Inc. 7.50% (LIBOR03M + 7.00%) 11/1/29	68,000	65,280
•Medline Borrower LP 3.75% (LIBOR01M + 3.25%) 10/21/28	477,000	471,992

LVIP BlackRock Global Allocation Fund–16

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
United States (continued)
•MetroNet Systems Holdings LLC 4.50% (LIBOR01M + 3.75%) 6/2/28	95,303	$ 94,141
•Michaels Cos., Inc. 5.26% (LIBOR03M + 4.25%) 4/15/28	48,877	45,747
•MIP V Waste Holdings LLC 3.75% (LIBOR01M + 3.25%) 12/8/28	113,000	111,588
•Naked Juice LLC 6.65% (SOFR03M + 6.00%) 1/24/30	19,000	18,905
•OVG Business Services LLC 7.25% (LIBOR03M + 6.25%) 10/13/28	252,000	242,550
•Pacific Gas & Electric Co. 3.50% (LIBOR01M + 3.00%) 6/23/25	230,489	227,319
•Park River Holdings, Inc. 4.00% (LIBOR03M + 3.25%) 12/28/27	193,000	188,486
•Playtika Holding Corp. 3.21% (LIBOR01M + 2.75%) 3/11/28	505,723	497,561
•Project Ruby Ultimate Parent Corp. 4.00% (LIBOR01M + 3.25%) 3/3/28	402,930	398,498
•Raptor Acquisition Corp. 4.93% (LIBOR03M + 4.00%) 11/1/26	36,908	36,665
•Redstone Holdco 2 LP
5.50% (LIBOR03M + 4.75%) 4/27/28	445,760	434,616
8.50% (LIBOR03M + 7.75%) 4/27/29	242,000	220,220
∞,•Scientific Games Holdings LP 0.00% 4/4/29	214,000	211,783
•SCIH Salt Holdings, Inc. 4.75% (LIBOR06M + 4.00%) 3/16/27	286,124	280,863
•SeaWorld Parks & Entertainment, Inc. 3.50% (LIBOR01M + 3.00%) 8/25/28	412,598	407,131
•Signal Parent, Inc. 4.25% (LIBOR01M + 3.50%) 4/1/28	371,195	329,669
•Sovos Brands Intermediate, Inc. 4.50% (LIBOR03M + 3.75%) 6/8/28	43,842	43,310
•Springs Windows Fashions LLC 4.75% (LIBOR01M + 4.00%) 10/6/28	86,000	83,276
•SRS Distribution, Inc. 4.00% (LIBOR03M + 3.75%) 6/2/28	244,000	240,747
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
United States (continued)
•The Enterprise Development Authority 5.00% (LIBOR01M + 4.25%) 2/1/28	449,091	$ 444,600
•Tory Burch LLC 3.50% (LIBOR01M + 3.00%) 4/16/28	78,971	76,602
•Triton Water Holdings, Inc. 4.51% (LIBOR03M + 3.50%) 3/31/28	144,636	140,839
•Twin River Worldwide Holdings, Inc. 3.75% (LIBOR06M + 3.25%) 10/1/28	324,187	322,161
•Univision Communications, Inc.
4.00% (LIBOR01M + 3.25%) 3/15/26	99,250	98,547
4.00% (LIBOR01M + 3.25%) 1/31/29	170,000	168,016
•Vaco Holdings LLC 5.75% (SOFR03M + 5.00%) 1/21/29	154,612	153,325
•Valcour Packaging LLC 4.25% (LIBOR03M + 3.75%) 9/30/28	56,000	54,600
•VS Buyer LLC 3.46% (LIBOR01M + 3.00%) 2/28/27	214,654	212,329
•White Cap Buyer LLC 4.25% (LIBOR01M + 3.75%) 10/19/27	630,025	621,885
•WIN Waste Innovations Holdings, Inc. 3.76% (LIBOR03M + 2.75%) 3/24/28	50,872	50,395
•Zurn Holdings, Inc. 2.75% (LIBOR01M + 2.25%) 10/4/28	12,968	12,881
		16,510,662
Total Loan Agreements (Cost $21,673,392)		21,200,508
NON-AGENCY ASSET-BACKED SECURITIES–1.17%
Cayman Islands–0.07%
•ACRES Commercial Realty Ltd. 1.64% (LIBOR01M + 1.20%) 6/15/36	222,500	220,533
•Gracie Point International Funding 2.63% (LIBOR01M + 2.40%) 11/1/23	100,000	98,803
Loanpal Solar Loan Ltd. 2.75% 7/20/47	141,437	134,102
•Voya CLO Ltd. 1.29% (LIBOR03M + 1.04%) 4/20/34	150,000	148,561
		601,999

LVIP BlackRock Global Allocation Fund–17

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
United States–1.10%
•AccessLex Institute 0.80% (LIBOR03M + 0.30%) 5/25/36	85,629	$ 83,105
BHG Securitization Trust 1.42% 11/17/33	122,876	116,992
Brex Commercial Charge Card Master Trust 2.09% 7/15/24	200,000	197,725
GoodLeap Sustainable Home Solutions Trust 2.10% 5/20/48	495,215	456,245
Lendmark Funding Trust
1.90% 11/20/31	400,000	361,669
2.47% 11/20/31	110,000	100,430
3.41% 11/20/31	100,000	91,684
Mariner Finance Issuance Trust 2.19% 8/21/34	220,000	211,513
Mercury Financial Credit Card Master Trust 1.54% 3/20/26	740,000	718,079
Mosaic Solar Loan Trust 2.09% 4/22/47	126,494	116,663
Mosaic Solar Loans LLC 3.82% 6/22/43	63,057	62,272
Navient Private Education Refi Loan Trust
•1.26% (PRIME minus 1.99%) 4/15/60	519,527	503,958
2.61% 4/15/60	110,000	106,439
3.48% 4/15/60	260,000	243,269
4.00% 4/15/60	100,000	93,179
Nelnet Student Loan Trust
2.68% 4/20/62	810,000	741,268
2.85% 4/20/62	934,000	868,638
3.57% 4/20/62	220,000	202,938
3.75% 4/20/62	500,000	485,448
4.44% 4/20/62	100,000	95,021
4.75% 4/20/62	100,000	93,247
4.93% 4/20/62	210,000	197,911
Oportun Issuance Trust
1.47% 5/8/31	260,000	245,449
1.96% 5/8/31	100,000	95,214
Pagaya AI Debt Selection Trust 3.00% 1/25/29	434,136	424,444
Progress Residential 3.44% 5/17/26	100,000	89,728
•SLM Private Education Loan Trust 5.15% (LIBOR01M + 4.75%) 10/15/41	602,485	667,807
SMB Private Education Loan Trust
2.30% 1/15/53	100,000	93,352
2.31% 1/15/53	210,000	196,122
2.76% 7/15/53	140,000	130,016
2.99% 1/15/53	520,000	484,863
3.00% 1/15/53	100,000	95,350
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
United States (continued)
SMB Private Education Loan Trust (continued)
3.86% 1/15/53	280,000	$ 267,631
3.86% 1/15/53	150,000	142,743
♦Upstart Pass-Through Trust 2.00% 7/20/27	73,177	70,651
		9,151,063
Total Non-Agency Asset-Backed Securities (Cost $10,224,541)		9,753,062
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.29%
Cayman Islands–0.04%
•MF1 3.67% (SOFR30A + 3.37%) 12/15/34	303,932	300,133
		300,133
United States–2.25%
•1211 Avenue of the Americas Trust 4.14% 8/10/35	170,000	163,554
•Alen Mortgage Trust 3.50% (LIBOR01M + 3.10%) 4/15/34	185,000	180,815
Arbor Multifamily Mortgage Securities Trust 1.75% 5/15/53	101,848	78,586
BANK
3.54% 11/15/54	84,029	84,797
•3.93% 11/15/50	59,811	59,821
•Bayview Commercial Asset Trust
0.80% (LIBOR01M + 0.34%) 10/25/36	16,879	15,822
1.51% (LIBOR01M + 1.05%) 11/25/35	14,273	12,787
•BBCMS Mortgage Trust
1.52% (LIBOR01M + 1.12%) 3/15/37	188,000	179,107
2.90% (LIBOR01M + 2.50%) 8/15/36	101,000	98,223
•Beast Mortgage Trust
1.50% (LIBOR01M + 1.10%) 4/15/36	170,000	164,903
1.75% (LIBOR01M + 1.35%) 4/15/36	207,000	200,858
2.00% (LIBOR01M + 1.60%) 4/15/36	199,000	193,095
2.50% (LIBOR01M + 2.10%) 4/15/36	170,000	165,009
3.30% (LIBOR01M + 2.90%) 4/15/36	161,000	157,884
4.20% (LIBOR01M + 3.80%) 4/15/36	180,000	177,386
5.30% (LIBOR01M + 4.90%) 4/15/36	132,000	130,728

LVIP BlackRock Global Allocation Fund–18

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Benchmark Mortgage Trust
*,•1.28% 2/15/54	2,143,038	$ 179,920
2.58% 4/15/54	180,000	169,635
•BHMS
1.65% (LIBOR01M + 1.25%) 7/15/35	204,134	201,838
2.30% (LIBOR01M + 1.90%) 7/15/35	100,600	98,337
BWAY Mortgage Trust 3.63% 3/10/33	200,861	195,178
•BX
2.65% (LIBOR01M + 2.25%) 1/15/34	120,000	115,534
3.40% (LIBOR01M + 3.00%) 1/15/34	180,000	171,131
BX Commercial Mortgage Trust
•1.72% (LIBOR01M + 1.32%) 3/15/37	91,513	90,141
•2.35% (LIBOR01M + 1.95%) 3/15/37	289,778	285,070
•2.45% (LIBOR01M + 2.05%) 11/15/35	169,706	168,441
•2.57% (LIBOR01M + 2.17%) 10/15/36	517,000	498,744
•2.64% (LIBOR01M + 2.24%) 10/15/38	563,131	546,234
•2.70% (LIBOR01M + 2.30%) 10/15/36	318,750	312,009
2.84% 3/9/44	100,708	93,675
•2.87% (LIBOR01M + 2.47%) 3/15/37	267,541	263,722
•3.05% (LIBOR01M + 2.65%) 10/15/36	494,262	483,205
•3.20% (LIBOR01M + 2.80%) 5/15/38	445,000	429,442
•3.22% (LIBOR01M + 2.82%) 12/15/38	461,454	447,607
•3.65% (LIBOR01M + 3.25%) 10/15/37	82,243	81,128
•BX Trust
2.64% (LIBOR01M + 2.24%) 10/15/36	323,059	314,586
3.20% (LIBOR01M + 2.80%) 6/15/38	590,000	573,217
4.08% 12/9/41	317,000	295,126
4.08% 12/9/41	445,000	385,657
•CAMB Commercial Mortgage Trust 2.55% (LIBOR01M + 2.15%) 12/15/37	100,000	98,254
•CD Mortgage Trust 3.91% 11/13/50	33,602	32,841
Citigroup Commercial Mortgage Trust 4.41% 11/10/51	77,100	81,323
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
COMM Mortgage Trust
3.53% 12/10/47	155,319	$ 154,534
•4.78% 5/10/47	70,358	69,988
•CORE Mortgage Trust 2.75% (LIBOR01M + 2.35%) 12/15/31	61,600	59,868
•Credit Suisse Mortgage Capital Certificates
1.63% (LIBOR01M + 1.23%) 5/15/36	101,000	99,990
1.83% (LIBOR01M + 1.43%) 5/15/36	101,000	99,927
2.00% (LIBOR01M + 1.60%) 5/15/36	219,000	216,537
2.55% (LIBOR01M + 2.15%) 5/15/36	224,000	219,536
3.05% (LIBOR01M + 2.65%) 5/15/36	287,000	280,566
CSAIL Commercial Mortgage Trust
2.56% 3/15/53	455,585	425,747
•4.65% 11/15/48	44,796	44,001
CSMC
2.26% 8/15/37	142,910	135,494
•5.26% (LIBOR01M + 4.86%) 10/15/37	101,000	100,826
•DBGS Mortgage Trust
1.61% (LIBOR01M + 1.30%) 5/15/35	91,376	90,349
2.31% (LIBOR01M + 2.00%) 5/15/35	267,733	262,522
•DBWF Mortgage Trust
1.80% (LIBOR01M + 1.35%) 12/19/30	100,000	98,875
2.20% (LIBOR01M + 1.75%) 12/19/30	100,000	98,500
•ELP Commercial Mortgage Trust 3.06% (LIBOR01M + 2.67%) 11/15/38	231,000	222,913
•Extended Stay America Trust
2.65% (LIBOR01M + 2.25%) 7/15/38	526,758	518,865
3.25% (LIBOR01M + 2.85%) 7/15/38	337,920	332,013
•GS Mortgage Securities Corp. Trust
1.55% (LIBOR01M + 1.15%) 5/15/26	100,000	98,261
3.33% (LIBOR01M + 2.94%) 11/15/36	449,000	440,451
GS Mortgage Securities Trust 2.73% 5/12/53	170,624	158,913
JP Morgan Chase Commercial Mortgage Securities Trust
•2.85% (LIBOR01M + 2.45%) 4/15/38	270,000	261,901
•3.35% (LIBOR01M + 2.95%) 4/15/38	280,000	269,501

LVIP BlackRock Global Allocation Fund–19

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
JP Morgan Chase Commercial Mortgage Securities Trust (continued)
•3.40% (LIBOR01M + 3.00%) 7/15/36	139,000	$ 135,280
•3.45% 1/5/39	110,000	102,931
4.03% 3/10/52	167,000	173,290
5.35% 7/5/33	83,505	84,077
•Life Mortgage Trust 2.75% (LIBOR01M + 2.35%) 3/15/38	532,770	510,157
•Med Trust
4.40% (LIBOR01M + 4.00%) 11/15/38	576,381	561,249
5.65% (LIBOR01M + 5.25%) 11/15/38	614,000	600,185
•MHC Commercial Mortgage Trust
2.50% (LIBOR01M + 2.10%) 4/15/38	570,000	556,462
3.00% (LIBOR01M + 2.60%) 4/15/38	494,029	481,679
•MHP 3.15% (LIBOR01M + 2.75%) 7/15/38	138,000	133,658
Morgan Stanley Bank of America Merrill Lynch Trust
3.72% 12/15/49	131,000	133,114
•4.34% 5/15/48	24,948	24,231
Morgan Stanley Capital I Trust
2.70% 2/15/53	110,000	104,500
•4.28% 7/11/40	77,000	79,355
•PKHL Commercial Mortgage Trust 3.75% (LIBOR01M + 3.35%) 7/15/38	100,000	96,608
•SREIT Trust
3.02% (LIBOR01M + 2.62%) 11/15/36	130,000	126,749
3.02% (LIBOR01M + 2.62%) 11/15/38	344,000	331,528
•STWD Trust 2.32% (LIBOR01M + 1.92%) 7/15/36	115,000	110,156
•TPGI Trust 3.40% (LIBOR01M + 3.00%) 6/15/26	126,691	122,289
UBS Commercial Mortgage Trust 2.92% 10/15/52	45,785	44,061
•UBS-Barclays Commercial Mortgage Trust 5.05% 8/10/49	65,107	64,988
•VNDO Trust 3.90% 1/10/35	100,000	96,219
•Wells Fargo Commercial Mortgage Trust
*1.55% 4/15/54	998,606	100,430
*1.88% 7/15/53	1,169,397	141,766
3.75% 6/15/36	100,000	100,116
3.87% 5/15/48	130,000	128,556
3.90% 7/15/50	48,308	46,611
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•Wells Fargo Commercial Mortgage Trust (continued)
4.19% 11/15/50		115,506	$ 111,336
			18,737,029
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $19,694,368)			19,037,162
SOVEREIGN BONDS–1.82%
Argentina–0.15%
Argentine Republic Government International Bond
φ0.50% 7/9/30		1,429,149	478,779
1.00% 7/9/29		146,136	49,916
φ1.13% 7/9/35		1,713,837	522,566
φ2.00% 1/9/38		572,678	215,384
			1,266,645
Austria–0.09%
Austria Government Bond 2.10% 9/20/17	EUR	548,000	731,907
			731,907
Brazil–0.41%
^Brazil Letras do Tesouro Nacional 0.00% 7/1/24	BRL	20,677,000	3,386,967
			3,386,967
Canada–0.52%
Canada Government Bond 0.50% 9/1/25	CAD	5,776,000	4,341,275
			4,341,275
China–0.29%
China Government Bond 2.68% 5/21/30	CNY	15,730,000	2,441,844
			2,441,844
Russia–0.00%
πRussia Foreign Bond - Eurobond 5.25% 6/23/47		200,000	45,000
			45,000
Spain–0.36%
Spain Government Bond 3.45% 7/30/66	EUR	2,058,000	2,963,235
			2,963,235
Total Sovereign Bonds (Cost $17,438,211)			15,176,873
U.S. TREASURY OBLIGATIONS–1.93%
U.S. Treasury Bonds
1.75% 8/15/41		1,751,800	1,518,318
×1.88% 11/15/51		4,589,500	4,025,852
×2.00% 8/15/51		2,490,100	2,246,537

LVIP BlackRock Global Allocation Fund–20

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
2.38% 2/15/42	1,097,000	$ 1,058,091
U.S. Treasury Notes
0.13% 11/30/22	5,000,000	4,960,352
1.38% 11/15/31	2,441,500	2,240,076
Total U.S. Treasury Obligations (Cost $16,963,061)		16,049,226

	Number of Shares
EXCHANGE-TRADED FUNDS–0.92%
Health Care Select Sector SPDR® Fund	7,867	1,077,700
Industrial Select Sector SPDR® Fund	4,625	476,283
iShares Biotechnology ETF	781	101,764
iShares China Large-Cap ETF	12,887	411,997
iShares iBoxx $ Investment Grade Corporate Bond ETF	399	48,255
iShares Latin America 40 ETF	14,673	445,912
iShares MSCI Brazil ETF	16,115	609,308
iShares MSCI China ETF	16,664	881,359
iShares MSCI Emerging Markets ETF	1,999	90,255
KraneShares Bosera MSCI China A 50 Connect Index ETF	6,295	230,649
KraneShares CSI China Internet ETF	20,472	583,657
†SPDR® Gold Shares	10,227	1,847,508
†United States Oil Fund LP	7,828	580,211
VanEck Semiconductor ETF	1,049	283,010
Total Exchange-Traded Funds (Cost $7,510,372)		7,667,868
MONEY MARKET FUND–20.49%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.25%)	170,786,977	170,786,977
Total Money Market Fund (Cost $170,786,977)		170,786,977

	Principal Amount°
SHORT-TERM INVESTMENTS–5.92%
SOVEREIGN BONDS–5.92%
Japan Treasury Discount Bill
^0.00% 5/30/22	979,650,000	8,048,310
^0.00% 6/6/22	4,065,050,000	33,397,046
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
SOVEREIGN BONDS (continued)
Japan Treasury Discount Bill (continued)
0.01% 6/13/22	959,350,000	$ 7,881,842
		49,327,198
Total Short-Term Investments (Cost $51,652,985)		49,327,198

	Notional Amount
OPTIONS PURCHASED–0.42%
Over-The-Counter–0.14%
Call Swaptions–0.00%
1 yr Constant Maturity Swap Pay 0.80%, expiration date 3/16/23, notional amount $49,025,906 MSC	49,025,906	13,415
10 yr Constant Maturity Swap Pay 0.013%, expiration date 4/21/22, notional amount $3,874,225 MSC	3,874,225	5
30 yr Constant Maturity Swap Pay 0.015%, expiration date 7/5/22, notional amount $3,744,488 CITI	3,744,488	15,135
30 yr Constant Maturity Swap Pay 0.016%, expiration date 4/20/22, notional amount $1,826,476 GSI	1,826,476	91
30 yr Constant Maturity Swap Pay 0.016%, expiration date 4/20/22, notional amount $1,827,000 GSI	1,827,000	91
30 yr Constant Maturity Swap Pay 0.016% , expiration date 7/6/22, notional amount $1,581,102 GSI	1,581,102	7,186
30 yr Constant Maturity Swap Pay 1.50%, expiration date 4/14/22, notional amount $7,016,556 MSC	7,016,556	10
		35,933
Put Swaptions–0.00%
1 yr Constant Maturity Swap Pay 0.42% , expiration date 8/8/22, notional amount JPY541,724,057 BNP	541,724,057	11,896
1 yr Constant Maturity Swap Pay 1.01%, expiration date 4/20/22, notional amount $580,000 BCLY	580,000	398
1 yr Constant Maturity Swap Pay 1.01%, expiration date 4/20/22, notional amount $885,000 MSC	885,000	607

LVIP BlackRock Global Allocation Fund–21

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Put Swaptions (continued)
1 yr Constant Maturity Swap Pay 1.020%, expiration date 5/18/22, notional amount $395,000 CSI	395,000	$ 2,062
		14,963

	Number of Contracts
Call Options–0.08%
Amazon.Com, Inc. Strike price $4,150, expiration date 6/17/22, notional amount $1,477,400 CITI	356	3,467
CF Industries Holdings Inc Strike price $115, expiration date 5/20/22, notional amount $782,000 CITI	6,800	28,675
Devon Energy Corp. Strike price $50, expiration date 4/14/22, notional amount $475,250 CSI	9,505	90,577
Essilorluxottica SA Strike price EUR200, expiration date 6/17/22, notional amount EUR893,400 GSI	4,467	1,394
EUR vs USD Strike price EUR1.16, expiration date 4/7/22, notional amount EUR5,034,662 BNP	4,340,226	34
EUR vs USD Strike price EUR1.16, expiration date 4/7/22, notional amount EUR5,034,662 JPMC	4,340,226	34
Fiat Spa Strike price EUR200, expiration date 9/16/22, notional amount EUR535,000 JPM	2,675	4,311
Invesco Euro Stoxx 50 Ucits ETF Strike price EUR4,650, expiration date 6/17/22, notional amount EUR1,390,350 CSI	299	290
Mosaic Co. Strike price $75, expiration date 5/20/22, notional amount $892,500 CITI	11,900	35,187
Pioneer Natural Resources Co. Strike price $260, expiration date 6/17/22, notional amount $3,627,260 MSC	13,951	177,331
	Number of Contracts	Value (U.S. $)
Call Options (continued)
Royal Dutch Shell PLC Strike price $50, expiration date 4/14/22, notional amount $1,892,500 CITI	37,850	$ 196,271
Shell Strike price $52.5, expiration date 4/14/22, notional amount $1,580,250 NSI	301	93,512
Tractor Supply Strike price $295, expiration date 7/15/22, notional amount $489,700 JPMC	1,660	3,486
		634,569
Put Options–0.06%
EUR vs USD Strike price EUR1.08, expiration date 5/12/22, notional amount EUR6,870,168 DB	6,361,267	23,173
EUR vs USD Strike price EUR1.0825, expiration date 4/8/22, notional amount EUR7,243,183 BOA	6,691,162	3,679
EUR vs USD Strike price EUR1.105, expiration date 4/29/22, notional amount EUR13,401,582 MSC	12,128,128	106,261
EUR vs USD Strike price EUR1.13, expiration date 4/13/22, notional amount EUR16,581,222 DB	14,673,648	353,484
USD vs JPY Strike price JPY116, expiration date 5/12/22, notional amount JPY926,529,816 JPMC	7,987,326	13,762
		500,359
		1,185,824
Centrally Cleared–0.28%
Call Options–0.21%
Alcoa Corp. Strike price $65, expiration date 4/14/22, notional amount $357,500	55	139,865
Amazon.com, Inc. Strike price $3,000, expiration date 4/14/22, notional amount $2,400,000	8	232,104
Amazon.com, Inc. Strike price $3,200, expiration date 5/20/22, notional amount $320,000	1	20,450
Amazon.com, Inc. Strike price $3,400, expiration date 4/14/22, notional amount $1,020,000	3	7,050

LVIP BlackRock Global Allocation Fund–22

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Apple, Inc. Strike price $165, expiration date 4/14/22, notional amount $462,000	28	$ 31,080
Apple, Inc. Strike price $180, expiration date 5/20/22, notional amount $468,000	26	12,350
Apple, Inc. Strike price $185, expiration date 4/14/22, notional amount $2,349,500	127	6,350
Autodesk, Inc. Strike price $250, expiration date 4/14/22, notional amount $475,000	19	342
Barclays PLC Strike price GBP2.1, expiration date 4/14/22, notional amount GBP583,800	278	0
Bath & Body Works, Inc. Strike price $60, expiration date 5/20/22, notional amount $912,000	152	6,840
BNP Paribas SA Strike price EUR68, expiration date 4/14/22, notional amount EUR523,600	77	85
BP PLC Strike price $30, expiration date 5/20/22, notional amount $372,000	124	14,508
BP PLC Strike price $34, expiration date 4/14/22, notional amount $992,800	292	1,460
BP PLC Strike price $35, expiration date 6/17/22, notional amount $1,022,000	292	9,636
CF Industries Holdings, Inc. Strike price $75, expiration date 5/20/22, notional amount $720,000	96	302,784
CF Industries Holdings, Inc. Strike price $115, expiration date 5/20/22, notional amount $1,000,500	87	35,757
Chevron Corp. Strike price $155, expiration date 5/20/22, notional amount $651,000	42	49,350
Coinbase Global, Inc. Strike price $200, expiration date 4/14/22, notional amount $480,000	24	13,440
Comcast Corp. Strike price $52.5, expiration date 4/14/22, notional amount $945,000	180	180
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Coupang, Inc. Strike price $25, expiration date 5/20/22, notional amount $412,500	165	$ 2,970
CSX Corp. Strike price $40, expiration date 5/20/22, notional amount $476,000	119	5,950
Devon Energy Corp. Strike price $60, expiration date 4/14/22, notional amount $1,818,000	303	58,479
Diamondback Energy, Inc. Strike price $135, expiration date 4/14/22, notional amount $324,000	24	16,320
Diamondback Energy, Inc. Strike price $150, expiration date 5/20/22, notional amount $315,000	21	11,865
Diamondback Energy, Inc. Strike price $155, expiration date 5/20/22, notional amount $403,000	26	11,180
†Discovery, Inc. Strike price $42.5, expiration date 4/14/22, notional amount $199,750	47	235
Discovery, Inc. Strike price $45, expiration date 6/17/22, notional amount $94,500	21	525
Dynatrace, Inc. Strike price $55, expiration date 5/20/22, notional amount $269,500	49	8,085
Exxon Mobil Corp. Strike price $85, expiration date 5/20/22, notional amount $926,500	109	29,321
Freeport-McMoRan, Inc. Strike price $45, expiration date 5/20/22, notional amount $121,500	27	16,929
General Motors Co. Strike price $55, expiration date 6/17/22, notional amount $896,500	163	7,498
General Motors Co. Strike price $60, expiration date 4/14/22, notional amount $2,124,000	354	354
Hilton Worldwide Holdings, Inc. Strike price $150, expiration date 4/14/22, notional amount $360,000	24	15,840

LVIP BlackRock Global Allocation Fund–23

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Home Depot, Inc. Strike price $365, expiration date 4/14/22, notional amount $474,500	13	$ 78
iShares iBoxx High Yield Corporate Bond ETF Strike price $82, expiration date 5/20/22, notional amount $1,754,800	214	24,610
JPMorgan Chase & Co. Strike price $155, expiration date 4/14/22, notional amount $480,500	31	279
KraneShares CSI China Internet ETF Strike price $39, expiration date 4/14/22, notional amount $889,200	228	684
Lloyds Banking Group PLC Strike price GBP0.5, expiration date 5/20/22, notional amount GBP203,500	407	15,505
Lyondellbasell Industries NV Strike price $115, expiration date 6/17/22, notional amount $989,000	86	13,545
Marathon Oil Corp. Strike price $24, expiration date 4/14/22, notional amount $211,200	88	14,872
Marathon Oil Corp. Strike price $25, expiration date 4/14/22, notional amount $220,000	88	9,504
Marathon Oil Corp. Strike price $25, expiration date 7/15/22, notional amount $220,000	88	26,312
Marathon Oil Corp. Strike price $26, expiration date 7/15/22, notional amount $228,800	88	22,000
Mastercard, Inc. Strike price $370, expiration date 4/14/22, notional amount $481,000	13	4,225
Mercedes-Benz Group AG Strike price EUR66, expiration date 6/17/22, notional amount EUR250,800	38	7,651
Meta Platforms, Inc. Strike price $320, expiration date 4/14/22, notional amount $480,000	15	30
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
MGM Resorts International Strike price $55, expiration date 6/17/22, notional amount $726,000	132	$ 3,564
NVIDIA Corp. Strike price $240, expiration date 4/14/22, notional amount $480,000	20	70,000
Occidental Petroleum Corp. Strike price $55, expiration date 5/20/22, notional amount $341,000	62	36,580
Occidental Petroleum Corp. Strike price $60, expiration date 4/14/22, notional amount $372,000	62	7,998
Occidental Petroleum Corp. Strike price $60, expiration date 5/20/22, notional amount $372,000	62	22,630
Occidental Petroleum Corp. Strike price $65, expiration date 5/20/22, notional amount $403,000	62	13,640
Ovintiv, Inc. Strike price $55, expiration date 5/20/22, notional amount $781,000	142	59,640
=Pandora AS Strike price DKK760, expiration date 4/13/22, notional amount DKK988,000	13	483
Pfizer, Inc. Strike price $55, expiration date 4/14/22, notional amount $473,000	86	1,806
†Sabre Corp. Strike price $13, expiration date 4/14/22, notional amount $18,200	14	98
salesforce, Inc. Strike price $230, expiration date 4/14/22, notional amount $253,000	11	660
Schlumberger NV Strike price $45, expiration date 5/20/22, notional amount $247,500	55	7,700
Schlumberger NV Strike price $45, expiration date 6/17/22, notional amount $441,000	98	19,600
ServiceNow, Inc. Strike price $520, expiration date 5/20/22, notional amount $1,144,000	22	133,320
Shell PLC Strike price EUR24, expiration date 4/14/22, notional amount EUR720,000	300	44,803

LVIP BlackRock Global Allocation Fund–24

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
SPDR® Gold Shares Strike price $185, expiration date 5/20/22, notional amount $888,000	48	$ 15,360
Starbucks Corp. Strike price $100, expiration date 4/14/22, notional amount $1,250,000	125	1,500
Tapestry, Inc. Strike price $40, expiration date 5/20/22, notional amount $268,000	67	9,045
Tesla, Inc. Strike price $1,150, expiration date 5/20/22, notional amount $1,150,000	10	65,760
Twilio, Inc. Strike price $310, expiration date 4/14/22, notional amount $713,000	23	23
Visa, Inc. Strike price $215, expiration date 4/14/22, notional amount $473,000	22	19,910
Walt Disney Co. Strike price $140, expiration date 4/14/22, notional amount $462,000	33	5,808
Wells Fargo & Co. Strike price $55, expiration date 4/14/22, notional amount $467,500	85	1,530
Western Digital Corp. Strike price $65, expiration date 4/14/22, notional amount $84,500	13	98
Western Digital Corp. Strike price $80, expiration date 4/14/22, notional amount $360,000	45	675
Xerox Holdings Corp. Strike price $23, expiration date 5/20/22, notional amount $75,900	33	858
Xerox Holdings Corp. Strike price $30, expiration date 4/14/22, notional amount $78,000	26	1,950
Xerox Holdings Corp. Strike price $30, expiration date 7/15/22, notional amount $39,000	13	195
		1,753,711
Put Options–0.05%
Alibaba Group Holding Ltd. Strike price $90, expiration date 5/20/22, notional amount $648,000	72	21,600
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
Alphabet, Inc. Strike price $2,520, expiration date 4/14/22, notional amount $756,000	3	$ 855
Amazon.com, Inc. Strike price $2,800, expiration date 4/14/22, notional amount $840,000	3	1,020
Apple, Inc. Strike price $140, expiration date 5/20/22, notional amount $378,000	27	2,052
†Avaya Holdings Corp. Strike price $11, expiration date 6/17/22, notional amount $13,200	12	870
Invesco QQQ TrustSM Series 1 ETF Strike price $310, expiration date 4/14/22, notional amount $13,175,000	425	12,325
Invesco Senior Loan ETF Strike price $20, expiration date 4/14/22, notional amount $154,000	77	770
Invesco Senior Loan ETF Strike price $20, expiration date 7/15/22, notional amount $58,000	29	870
Invesco Senior Loan ETF Strike price $21, expiration date 4/14/22, notional amount $84,000	40	400
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $118, expiration date 5/20/22, notional amount $3,398,400	288	27,648
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $121, expiration date 4/14/22, notional amount $3,496,900	289	30,634
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $122, expiration date 4/14/22, notional amount $1,793,400	147	26,019
iShares iBoxx High Yield Corporate Bond ETF Strike price $80, expiration date 4/14/22, notional amount $464,000	58	928
iShares Russell 2000 ETF Strike price $170, expiration date 4/14/22, notional amount $306,000	18	126

LVIP BlackRock Global Allocation Fund–25

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
iShares Russell 2000 ETF Strike price $175, expiration date 4/14/22, notional amount $350,000	20	$ 240
iShares Russell 2000 ETF Strike price $188, expiration date 4/18/22, notional amount $300,800	16	792
iShares Russell 2000 ETF Strike price $199, expiration date 5/20/22, notional amount $3,024,800	152	78,736
iShares Russell 2000 ETF Strike price $200, expiration date 5/20/22, notional amount $1,480,000	74	39,590
iShares Russell 2000 ETF Strike price $202, expiration date 4/14/22, notional amount $1,474,600	73	19,199
Micron Technology, Inc. Strike price $75, expiration date 5/20/22, notional amount $375,000	50	18,050
Microsoft Corp. Strike price $265, expiration date 4/14/22, notional amount $742,000	28	672
NVIDIA Corp. Strike price $215, expiration date 4/14/22, notional amount $731,000	34	1,190
†PG&E Corp. Strike price $9, expiration date 6/17/22, notional amount $9,000	10	95
Pitney Bowes, Inc. Strike price $4, expiration date 7/15/22, notional amount $3,600	9	180
salesforce.com, Inc. Strike price $190, expiration date 4/14/22, notional amount $722,000	38	1,672
ServiceNow, Inc. Strike price $520, expiration date 4/14/22, notional amount $832,000	16	9,600
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
Snap, Inc. Strike price $26, expiration date 4/14/22, notional amount $231,400	89	$ 356
SPDR® S&P 500 ETF Trust Strike price $410, expiration date 5/20/22, notional amount $7,585,000	185	57,350
SPDR® S&P 500 ETF Trust Strike price $435, expiration date 4/14/22, notional amount $1,218,000	28	4,536
SPDR® S&P 500 ETF Trust Strike price $440, expiration date 4/14/22, notional amount $1,012,000	23	4,991
SPDR® S&P 500 ETF Trust Strike price $455, expiration date 4/14/22, notional amount $6,051,500	133	88,046
United States Steel Corp. Strike price $27, expiration date 4/14/22, notional amount $67,500	25	125
		451,537
Call Options–0.02%
†Invesco DB Agriculture Fund Strike price $23, expiration date 7/15/22, notional amount $420,900	183	12,444
Invesco QQQ TrustSM Series 1 ETF Strike price $360, expiration date 4/14/22, notional amount $6,300,000	175	150,150
		162,594
		2,367,842
Total Options Purchased (Cost $5,299,191)		3,553,666

TOTAL INVESTMENTS–99.03% (Cost $721,117,157)	825,438,259

	Number of Shares	Value (U.S. $)
COMMON STOCKS SOLD SHORT–(0.12)%
United States–(0.12)%
J M Smucker Co.	(1,967)	$ (266,352)
LVIP BlackRock Global Allocation Fund–26

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCKS SOLD SHORT (continued)
United States (continued)
Walgreens Boots Alliance, Inc.	(16,486)	$ (738,078)
Total Common Stocks Sold Short (Proceeds $935,419)		(1,004,430)

Notional Amount
OPTIONS WRITTEN–(0.42)%
Over-The-Counter–(0.19)%

Call Swaptions–(0.01)%
1 yr Constant Maturity Swap Receive 0.60% Strike price $0.6, expiration date 3/16/23, notional amount $(49,025,906) MSC	(49,025,906)	(10,439)
1 yr Constant Maturity Swap Receive 0.40% Strike price $0.4, expiration date 3/16/23, notional amount $(49,025,906) MSC	(49,025,906)	(8,174)
2 yr Constant Maturity Swap Receive 1.40% Strike price $1.4, expiration date 2/15/23, notional amount $(18,934,926) MSC	(18,934,926)	(30,787)
		(49,400)
Put Swaptions–(0.12)%
5 yr Constant Maturity Swap Receive 0.03% Strike price $0.0608, expiration date 6/15/26, notional amount $(15,077,540) BCLY	(15,077,540)	(335,871)
5 yr Constant Maturity Swap Receive 0.03% Strike price $0.0304, expiration date 6/30/26, notional amount $(6,873,429) MSC	(6,873,429)	(153,756)
2 yr Constant Maturity Swap Receive 2.70% Strike price $2.7, expiration date 2/15/23, notional amount $(18,934,926) MSC	(18,934,926)	(188,277)
1 yr Constant Maturity Swap Receive 2.60% Strike price $2.6, expiration date 2/15/23, notional amount $(18,934,926) MSC	(18,934,926)	(206,158)
1 yr Constant Maturity Swap Receive 0.96% Strike price $0.96, expiration date 4/20/22, notional amount $(885,000) MSC	(885,000)	(274)
1 yr Constant Maturity Swap Receive 0.96% Strike price $0.96, expiration date 4/20/22, notional amount $(580,000) BCLY	(580,000)	(179)
2 yr Constant Maturity Swap Receive 3.27% Strike price $3.27, expiration date 3/23/23, notional amount $(13,751,549) GSI	(13,751,549)	(120,652)
2 yr Constant Maturity Swap Receive 3.28% Strike price $3.28, expiration date 3/24/23, notional amount $(4,448,263) GSI	(4,448,263)	(38,615)
		(1,043,782)

	Number of Contracts
Put Options–(0.04)%
Amazon.com, Inc. Strike price $2,800, expiration date 6/17/22, notional amount $(498,400) CITI	(178)	(8,452)
Devon Energy Corp. Strike price $41, expiration date 4/14/22, notional amount $(194,873) CSI	(4,753)	(65)
EssilorLuxottica SA Strike price EUR160, expiration date 6/17/22, notional amount EUR(714,720) GSI	(4,467)	(37,582)
EUR vs USD Strike price EUR1.04, expiration date 5/12/22, notional amount EUR(3,307,859) DB	(3,180,634)	(2,340)
EUR vs USD Strike price EUR1.0525, expiration date 4/08/22, notional amount EUR(7,042,448) BOA	(6,691,162)	(237)
EUR vs USD Strike price EUR1.06, expiration date 5/12/22, notional amount EUR(6,742,943) DB	(6,361,267)	(10,162)
EUR vs USD Strike price EUR1.07, expiration date 4/29/22, notional amount EUR(12,977,097) MSC	(12,128,128)	(17,267)
EUR vs USD Strike price EUR1.105, expiration date 4/13/22, notional amount EUR(16,214,381) DB	(14,673,648)	(94,117)
FIAT Spa Strike price EUR160, expiration date 9/16/22, notional amount EUR(428,000) JPM	(2,675)	(33,183)
Invesco Euro Stoxx 50 Ucits ETF Strike price EUR3,400, expiration date 6/17/22, notional amount EUR(1,523,200) CSI	(448)	(34,795)
Pioneer Natural Resources Co. Strike price $220, expiration date 6/17/22, notional amount $(1,534,720) MSC	(6,976)	(50,811)
Royal Dutch Shell PLC Strike price $40, expiration date 4/14/22, notional amount $(1,323,920) CITI	(33,098)	(475)
Tractor Supply Strike price $210, expiration date 7/15/22, notional amount $(348,600) JPMC	(1,660)	(6,308)
LVIP BlackRock Global Allocation Fund–27

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Put Options (continued)
USD vs JPY Strike price JPY112, expiration date 5/12/22, notional amount JPY(894,580,512) JPMC	(7,987,326)	$ (4,066)
		(299,860)
Call Options–(0.02)%
Devon Energy Corp. Strike price $55, expiration date 4/14/22, notional amount $(522,775) CSI	(9,505)	(48,660)
Essilorluxottica SA Strike price EUR220, expiration date 6/17/22, notional amount EUR(982,740) GSI	(4,467)	(253)
EUR vs USD Strike price EUR1.185, expiration date 4/07/22, notional amount EUR(5,143,168) JPMC	(4,340,226)	(5)
EUR vs USD Strike price EUR1.185, expiration date 4/07/22, notional amount EUR(5,143,168) BNP	(4,340,226)	(5)
Fiat Spa Strike price EUR225, expiration date 9/16/22, notional amount EUR(601,875) JPM	(2,675)	(911)
Pioneer Natural Resources Co. Strike price $285, expiration date 6/17/22, notional amount $(3,976,035) MSC	(13,951)	(82,051)
Royal Dutch Shell PLC Strike price $60, expiration date 4/14/22, notional amount $(1,723,080) CITI	(28,718)	(3,881)
Shell Strike price $57.5, expiration date 4/14/22, notional amount $(1,730,750) NSI	(301)	(13,174)
Shell PLC Strike price $55, expiration date 4/14/22, notional amount $(502,260) CITI	(9,132)	(12,135)
		(161,075)
		(1,554,117)
Centrally Cleared–(0.23)%
Call Options–(0.15)%
Abbott Laboratories Strike price $125, expiration date 4/14/22, notional amount $(612,500)	(49)	(980)
Alcoa Corp. Strike price $80, expiration date 4/14/22, notional amount $(552,000)	(69)	(78,315)
Alcoa Corp. Strike price $85, expiration date 4/14/22, notional amount $(467,500)	(55)	(37,950)
Alcoa Corp. Strike price $90, expiration date 5/20/22, notional amount $(171,000)	(19)	(16,340)
Alphabet, Inc. Strike price $2,900, expiration date 4/14/22, notional amount $(1,160,000)	(4)	(6,400)
Alphabet, Inc. Strike price $2,940, expiration date 4/14/22, notional amount $(882,000)	(3)	(3,270)
Amazon.com, Inc. Strike price $3,200, expiration date 4/14/22, notional amount $(1,280,000)	(4)	(45,564)
Amazon.com, Inc. Strike price $3,260, expiration date 4/14/22, notional amount $(978,000)	(3)	(26,181)
Amazon.com, Inc. Strike price $3,300, expiration date 4/14/22, notional amount $(2,640,000)	(8)	(44,000)
Amazon.com, Inc. Strike price $3,600, expiration date 4/14/22, notional amount $(1,080,000)	(3)	(1,275)
Amazon.com, Inc. Strike price $3,600, expiration date 5/20/22, notional amount $(360,000)	(1)	(4,590)
Apple, Inc. Strike price $170, expiration date 4/14/22, notional amount $(1,428,000)	(84)	(53,928)
Apple, Inc. Strike price $175, expiration date 4/14/22, notional amount $(910,000)	(52)	(17,160)
Apple, Inc. Strike price $185, expiration date 4/14/22, notional amount $(518,000)	(28)	(1,400)
Applied Materials, Inc. Strike price $145, expiration date 5/20/22, notional amount $(420,500)	(29)	(9,367)
Bank of America Corp. Strike price $45, expiration date 4/14/22, notional amount $(733,500)	(163)	(2,119)
Barclays PLC Strike price GBP2.3, expiration date 4/14/22, notional amount GBP(639,400)	(278)	(0)
BNP Paribas SA Strike price EUR76, expiration date 4/14/22, notional amount EUR(585,200)	(77)	(85)
Boston Scientific Corp. Strike price $46, expiration date 4/14/22, notional amount $(547,400)	(119)	(3,451)
BP PLC Strike price $31, expiration date 4/14/22, notional amount $(344,100)	(111)	(2,997)
Capri Holdings Ltd. Strike price $80, expiration date 5/20/22, notional amount $(528,000)	(66)	(858)
CF Industries Holdings, Inc. Strike price $90, expiration date 5/20/22, notional amount $(864,000)	(96)	(161,280)
CF Industries Holdings, Inc. Strike price $110, expiration date 5/20/22, notional amount $(165,000)	(15)	(8,550)
CF Industries Holdings, Inc. Strike price $130, expiration date 5/20/22, notional amount $(1,131,000)	(87)	(14,790)
Charles Schwab Corp. Strike price $90, expiration date 4/14/22, notional amount $(567,000)	(63)	(2,520)
Chevron Corp. Strike price $190, expiration date 5/20/22, notional amount $(798,000)	(42)	(3,192)
Coinbase Global, Inc. Strike price $225, expiration date 4/14/22, notional amount $(540,000)	(24)	(3,480)
ConocoPhillips Strike price $110, expiration date 4/14/22, notional amount $(440,000)	(40)	(1,400)
ConocoPhillips Strike price $120, expiration date 8/19/22, notional amount $(1,848,000)	(154)	(42,777)
Costco Wholesale Corp. Strike price $590, expiration date 4/14/22, notional amount $(531,000)	(9)	(3,960)
Devon Energy Corp. Strike price $70, expiration date 4/14/22, notional amount $(266,000)	(38)	(532)
EQT Corp. Strike price $28, expiration date 6/17/22, notional amount $(722,400)	(258)	(206,658)
Freeport-McMoRan, Inc. Strike price $48, expiration date 4/14/22, notional amount $(494,400)	(103)	(28,119)
Freeport-McMoRan, Inc. Strike price $55, expiration date 5/20/22, notional amount $(550,000)	(100)	(15,300)
General Motors Co. Strike price $70, expiration date 4/14/22, notional amount $(2,478,000)	(354)	(354)
Invesco DB Agriculture Fund Strike price $27, expiration date 7/15/22, notional amount $(494,100)	(183)	(3,111)
Invesco QQQ TrustSM Series 1 ETF Strike price $375, expiration date 4/14/22, notional amount $(6,562,500)	(175)	(34,650)
LVIP BlackRock Global Allocation Fund–28

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
KraneShares CSI China Internet ETF Strike price $44, expiration date 4/14/22, notional amount $(1,003,200)	(228)	$ (456)
Microsoft Corp. Strike price $300, expiration date 4/14/22, notional amount $(1,320,000)	(44)	(52,800)
Microsoft Corp. Strike price $310, expiration date 4/14/22, notional amount $(403,000)	(13)	(7,111)
Microsoft Corp. Strike price $320, expiration date 5/20/22, notional amount $(1,568,000)	(49)	(34,790)
NVIDIA Corp. Strike price $260, expiration date 4/14/22, notional amount $(884,000)	(34)	(62,560)
NVIDIA Corp. Strike price $270, expiration date 4/14/22, notional amount $(540,000)	(20)	(24,000)
NVIDIA Corp. Strike price $280, expiration date 5/20/22, notional amount $(308,000)	(11)	(18,128)
Nxp Semiconductors NV Strike price $210, expiration date 6/17/22, notional amount $(420,000)	(20)	(9,300)
Pioneer Natural Resources Co. Strike price $270, expiration date 5/20/22, notional amount $(1,134,000)	(42)	(31,500)
ServiceNow, Inc. Strike price $600, expiration date 5/20/22, notional amount $(1,260,000)	(21)	(43,680)
ServiceNow, Inc. Strike price $620, expiration date 4/14/22, notional amount $(992,000)	(16)	(4,000)
ServiceNow, Inc. Strike price $620, expiration date 5/20/22, notional amount $(1,364,000)	(22)	(34,540)
Shell PLC Strike price EUR28, expiration date 4/14/22, notional amount EUR(840,000)	(300)	(996)
SPDR® Gold Shares Strike price $210, expiration date 5/20/22, notional amount $(2,016,000)	(96)	(5,088)
Tesla, Inc. Strike price $1,350, expiration date 5/20/22, notional amount $(1,350,000)	(10)	(22,000)
UnitedHealth Group, Inc. Strike price $530, expiration date 4/14/22, notional amount $(1,007,000)	(19)	(5,643)
Valero Energy Corp. Strike price $105, expiration date 6/17/22, notional amount $(892,500)	(85)	(47,600)
Visa, Inc. Strike price $235, expiration date 4/14/22, notional amount $(517,000)	(22)	(2,002)
		(1,293,097)
Put Options–(0.08)%
Air Products and Chemicals, Inc. Strike price $230, expiration date 4/14/22, notional amount $(391,000)	(17)	(1,156)
Albemarle Corp. Strike price $180, expiration date 6/17/22, notional amount $(342,000)	(19)	(7,885)
Alibaba Group Holding Ltd. Strike price $75, expiration date 5/20/22, notional amount $(540,000)	(72)	(7,488)
Aptiv PLC Strike price $135, expiration date 5/20/22, notional amount $(418,500)	(31)	(53,010)
Autodesk, Inc. Strike price $180, expiration date 6/17/22, notional amount $(468,000)	(26)	(11,440)
Autodesk, Inc. Strike price $195, expiration date 4/14/22, notional amount $(370,500)	(19)	(1,482)
Autodesk, Inc. Strike price $210, expiration date 4/14/22, notional amount $(378,000)	(18)	(6,570)
Bath & Body Works, Inc. Strike price $50, expiration date 5/20/22, notional amount $(760,000)	(152)	(69,768)
Boston Scientific Corp. Strike price $37, expiration date 4/14/22, notional amount $(440,300)	(119)	(2,618)
BP PLC Strike price $27, expiration date 4/14/22, notional amount $(788,400)	(292)	(4,380)
BP PLC Strike price $27, expiration date 6/17/22, notional amount $(788,400)	(292)	(28,032)
Charter Communications, Inc. Strike price $470, expiration date 6/17/22, notional amount $(564,000)	(12)	(9,300)
Chevron Corp. Strike price $130, expiration date 5/20/22, notional amount $(546,000)	(42)	(2,142)
Coinbase Global, Inc. Strike price $140, expiration date 4/14/22, notional amount $(336,000)	(24)	(840)
Comcast Corp. Strike price $42.5, expiration date 4/14/22, notional amount $(765,000)	(180)	(1,260)
CSX Corp. Strike price $30, expiration date 5/20/22, notional amount $(357,000)	(119)	(1,488)
Dynatrace, Inc. Strike price $40, expiration date 5/20/22, notional amount $(196,000)	(49)	(6,468)
Exxon Mobil Corp. Strike price $70, expiration date 5/20/22, notional amount $(189,000)	(27)	(1,647)
Freeport-McMoRan, Inc. Strike price $35, expiration date 5/20/22, notional amount $(94,500)	(27)	(486)
General Motors Co. Strike price $35, expiration date 6/17/22, notional amount $(570,500)	(163)	(10,106)
Home Depot, Inc. Strike price $290, expiration date 5/20/22, notional amount $(348,000)	(12)	(10,524)
Home Depot, Inc. Strike price $300, expiration date 4/14/22, notional amount $(390,000)	(13)	(8,580)
Invesco DB Agriculture Fund Strike price $20, expiration date 7/15/22, notional amount $(182,000)	(91)	(2,502)
Invesco QQQ TrustSM Series 1 ETF Strike price $285, expiration date 4/14/22, notional amount $(12,112,500)	(425)	(4,675)
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $113, expiration date 5/20/22, notional amount $(3,254,400)	(288)	(9,504)
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $116, expiration date 4/14/22, notional amount $(3,352,400)	(289)	(3,179)
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $119, expiration date 4/14/22, notional amount $(1,749,300)	(147)	(5,586)
iShares iBoxx High Yield Corporate Bond ETF Strike price $75, expiration date 5/20/22, notional amount $(1,605,000)	(214)	(4,066)
LVIP BlackRock Global Allocation Fund–29

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
iShares iBoxx High Yield Corporate Bond ETF Strike price $76, expiration date 4/14/22, notional amount $(266,000)	(35)	$ (140)
iShares iBoxx High Yield Corporate Bond ETF Strike price $76, expiration date 5/20/22, notional amount $(2,188,800)	(288)	(7,776)
iShares Russell 2000 ETF Strike price $150, expiration date 4/14/22, notional amount $(300,000)	(20)	(60)
iShares Russell 2000 ETF Strike price $170, expiration date 4/18/22, notional amount $(272,000)	(16)	(160)
iShares Russell 2000 ETF Strike price $182, expiration date 5/20/22, notional amount $(2,766,400)	(152)	(27,816)
iShares Russell 2000 ETF Strike price $185, expiration date 5/20/22, notional amount $(1,369,000)	(74)	(16,650)
iShares Russell 2000 ETF Strike price $190, expiration date 4/14/22, notional amount $(1,387,000)	(73)	(3,723)
JPMorgan Chase & Co. Strike price $125, expiration date 4/14/22, notional amount $(387,500)	(31)	(1,798)
KraneShares CSI China Internet ETF Strike price $29, expiration date 4/14/22, notional amount $(661,200)	(228)	(35,112)
Lloyds Banking Group PLC Strike price GBP0.44, expiration date 5/20/22, notional amount GBP(179,080)	(407)	(17,911)
Lyondellbasell Industries NV Strike price $90, expiration date 6/17/22, notional amount $(774,000)	(86)	(18,748)
Masco Corp. Strike price $50, expiration date 6/17/22, notional amount $(370,000)	(74)	(18,315)
Mercedes-Benz Group AG Strike price EUR50, expiration date 6/17/22, notional amount EUR(190,000)	(38)	(6,642)
Meta Platforms, Inc. Strike price $250, expiration date 4/14/22, notional amount $(375,000)	(15)	(40,455)
MGM Resorts International Strike price $40, expiration date 6/17/22, notional amount $(528,000)	(132)	(26,796)
Micron Technology, Inc. Strike price $65, expiration date 5/20/22, notional amount $(650,000)	(100)	(10,200)
Nice Ltd. Strike price $220, expiration date 5/20/22, notional amount $(374,000)	(17)	(20,145)
=Pandora AS Strike price DKK640, expiration date 4/13/22, notional amount DKK(832,000)	(13)	(3,335)
salesforce, Inc. Strike price $220, expiration date 4/14/22, notional amount $(770,000)	(35)	(30,100)
Schlumberger NV Strike price $35, expiration date 5/20/22, notional amount $(192,500)	(55)	(3,190)
Schlumberger NV Strike price $35, expiration date 6/17/22, notional amount $(343,000)	(98)	(10,094)
Snap, Inc. Strike price $19, expiration date 4/14/22, notional amount $(169,100)	(89)	(89)
SPDR® S&P 500 ETF Trust Strike price $380, expiration date 5/20/22, notional amount $(10,526,000)	(277)	(36,010)
SPDR® S&P 500 ETF Trust Strike price $400, expiration date 4/14/22, notional amount $(1,120,000)	(28)	(812)
SPDR® S&P 500 ETF Trust Strike price $420, expiration date 4/14/22, notional amount $(966,000)	(23)	(1,426)
Starbucks Corp. Strike price $80, expiration date 4/14/22, notional amount $(1,000,000)	(125)	(1,375)
Starbucks Corp. Strike price $80, expiration date 5/20/22, notional amount $(368,000)	(46)	(4,876)
Tapestry, Inc. Strike price $27.5, expiration date 5/20/22, notional amount $(184,250)	(67)	(1,842)
Tesla, Inc. Strike price $950, expiration date 5/20/22, notional amount $(475,000)	(5)	(20,040)
United States Steel Corp. Strike price $22, expiration date 4/14/22, notional amount $(55,000)	(25)	(50)
Wells Fargo & Co. Strike price $45, expiration date 4/14/22, notional amount $(382,500)	(85)	(3,740)
		(645,608)
		(1,938,705)
Total Options Written (Premiums received $(3,253,627))		(3,492,822)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.51%	12,576,798
NET ASSETS APPLICABLE TO 70,292,919 SHARES OUTSTANDING–100.00%	$833,517,805

Δ Securities have been classified by country of origin.
✠ All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
∞ Delayed settlement. Interest rate to be determined upon settlement date.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
LVIP BlackRock Global Allocation Fund–30

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2022.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
✱ Units consist of 1 share of common stock and 1/5 warrant.
§ Units consist of 1 share of common stock and 1/6 warrant.
× Fully or partially pledged as collateral for derivatives.
✧✧ Units consist of 1 share of common stock and 1/3 warrant.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
† Non-income producing.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
^ Zero coupon security. The rate shown is the yield at the time of purchase.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2022, the aggregate value of restricted securities was $1,941,339, which represented 0.23% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
Grand Rounds, Inc.	4/29/2019	$822,823	$695,274
Jawbone Health Hub, Inc.	4/29/2019	0	0
Lookout, Inc.	4/29/2019	80	87,160
Lookout, Inc. Series F	4/29/2019	534,416	1,018,292
Quintis Australia Pty. Ltd.	4/29/2019	532,104	95,613
Russia Foreign Bond - Eurobond	6/21/2017	243,858	45,000
Total		$2,133,281	$1,941,339

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	CHF	1,629,443	USD	(1,764,411)	5/12/22	$1,831	$—
BCLY	CHF	(784,011)	USD	845,320	6/16/22	—	(5,993)
BCLY	EUR	16,632,477	USD	(18,257,387)	6/16/22	197,977	—
BNP	CHF	1,871,212	USD	(2,033,752)	5/5/22	—	(6,168)
BNP	EUR	(3,168,500)	USD	3,595,003	4/21/22	87,704	—
BNP	EUR	1,167,620	USD	(1,334,096)	4/21/22	—	(41,626)
BNP	HKD	(28,234,334)	USD	3,626,670	4/28/22	21,391	—
BNP	HKD	(28,098,417)	USD	3,605,184	5/12/22	16,446	—
LVIP BlackRock Global Allocation Fund–31

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	JPY	412,041,245	USD	(3,595,003)	4/21/22	$—	$(209,042)
BNP	JPY	254,927,507	USD	(2,218,536)	5/6/22	—	(122,893)
BNP	JPY	(979,650,000)	USD	8,530,787	5/31/22	471,711	—
BNP	JPY	2,939,143,606	USD	(24,900,716)	6/16/22	—	(707,088)
BOA	AUD	1,135,348	USD	(836,134)	6/16/22	14,596	—
BOA	CAD	2,842,999	USD	(2,268,482)	4/21/22	5,422	—
BOA	CAD	1,986,535	USD	(1,553,658)	6/16/22	35,067	—
BOA	EUR	2,147,129	USD	(2,457,090)	5/12/22	—	(78,434)
BOA	EUR	(1,557,105)	USD	1,710,906	6/16/22	—	(16,854)
BOA	GBP	1,311,492	USD	(1,710,906)	6/16/22	11,444	—
BOA	JPY	(1,676,200,000)	USD	14,243,640	6/6/22	451,241	—
BOA	JPY	226,406	USD	(1,902)	6/13/22	—	(39)
BOA	SEK	(32,039,847)	USD	3,310,700	6/16/22	—	(103,764)
CITI	BRL	7,413,259	USD	(1,429,641)	6/15/22	93,559	—
CITI	CHF	2,055,076	USD	(2,227,790)	5/12/22	—	(180)
CITI	CHF	784,011	USD	(849,074)	6/16/22	2,239	—
CITI	CNH	8,033,241	USD	(1,259,800)	4/7/22	3,735	—
CITI	EUR	573,586	USD	(632,247)	6/16/22	4,203	—
CITI	IDR	13,182,174,440	USD	(914,483)	4/28/22	3,762	—
CITI	INR	(276,380,913)	USD	3,568,458	6/16/22	—	(35,335)
CITI	KRW	4,068,012,615	USD	(3,392,131)	5/19/22	—	(46,076)
CITI	PLN	1,811,438	USD	(421,627)	6/2/22	6,764	—
DB	AUD	1,874,432	USD	(1,343,754)	5/12/22	59,745	—
DB	BRL	(9,164,175)	USD	1,735,475	6/2/22	—	(154,265)
DB	CNH	(23,258,300)	USD	3,627,602	4/7/22	—	(30,656)
DB	EUR	1,960,890	USD	(2,236,197)	4/21/22	—	(65,635)
DB	EUR	(481,428)	USD	534,673	4/21/22	1,767	—
DB	EUR	1,544,689	USD	(1,750,196)	5/12/22	—	(38,942)
DB	EUR	(757,583)	USD	842,290	5/20/22	2,711	—
DB	EUR	1,965,335	USD	(2,149,799)	6/16/22	30,933	—
DB	EUR	(189,644)	USD	211,094	6/16/22	665	—
DB	GBP	663,320	USD	(897,017)	5/12/22	—	(25,851)
DB	JPY	401,830,861	USD	(3,481,863)	5/12/22	—	(177,998)
DB	JPY	312,271,669	USD	(2,704,676)	5/19/22	—	(136,628)
DB	JPY	(972,350,000)	USD	8,396,741	6/6/22	395,882	—
DB	JPY	1,788,820,313	USD	(15,511,796)	6/16/22	—	(787,080)
DB	NOK	(18,646,599)	USD	2,116,039	4/21/22	—	(1,411)
GSI	AUD	1,229,271	USD	(876,765)	5/12/22	43,663	—
HSBC	AUD	5,324,119	USD	(3,808,441)	5/19/22	178,641	—
HSBC	CHF	(2,139,769)	USD	2,335,777	5/5/22	17,194	—
HSBC	EUR	(1,922,841)	USD	2,186,128	4/14/22	58,133	—
HSBC	EUR	2,704,277	USD	(3,099,799)	4/21/22	—	(106,362)
HSBC	EUR	757,583	USD	(859,029)	5/20/22	—	(19,451)
HSBC	GBP	1,298,870	USD	(1,754,714)	5/12/22	—	(48,853)
HSBC	JPY	251,940,338	USD	(2,186,128)	4/14/22	—	(116,102)
HSBC	JPY	207,082,934	USD	(1,783,642)	5/12/22	—	(81,000)
HSBC	NOK	20,649,785	USD	(2,335,777)	5/5/22	8,830	—
HSBC	NZD	663,313	USD	(452,001)	6/16/22	7,094	—
JPMC	AUD	2,438,395	USD	(1,774,985)	6/16/22	52,136	—
JPMC	CAD	2,842,999	USD	(2,265,204)	4/21/22	8,699	—
JPMC	CHF	1,398,260	USD	(1,519,294)	5/5/22	—	(4,186)
JPMC	CHF	(1,322,028)	USD	1,434,088	5/19/22	556	—
JPMC	CHF	1,595,930	USD	(1,742,425)	5/20/22	—	(11,800)
JPMC	CHF	779,462	USD	(844,118)	5/20/22	1,130	—
JPMC	DKK	3,972,497	USD	(595,315)	6/2/22	—	(3,147)
JPMC	EUR	3,951,000	USD	(4,466,900)	4/7/22	—	(95,277)
JPMC	EUR	1,554,880	USD	(1,759,790)	4/21/22	—	(38,651)
JPMC	EUR	3,014,948	USD	(3,329,701)	6/16/22	15,679	—
JPMC	GBP	973,113	USD	(1,316,290)	5/19/22	—	(38,291)
JPMC	JPY	(959,576,406)	USD	8,338,371	6/13/22	440,503	—
LVIP BlackRock Global Allocation Fund–32

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	MXN	41,218,000	USD	(1,984,301)	4/21/22	$80,391	$—
JPMC	NOK	12,773,564	USD	(1,434,088)	5/19/22	16,170	—
JPMC	NZD	45,530	USD	(31,023)	6/16/22	490	—
MSC	AUD	2,454,742	USD	(1,743,252)	4/28/22	94,242	—
MSC	AUD	1,880,980	USD	(1,341,562)	5/5/22	66,629	—
MSC	AUD	2,463,310	USD	(1,769,428)	5/12/22	74,999	—
MSC	EUR	(12,095,243)	USD	13,732,334	4/21/22	343,782	—
MSC	EUR	5,189,004	USD	(5,937,362)	4/21/22	—	(193,513)
MSC	EUR	(5,972,000)	USD	6,598,373	6/16/22	—	(28,146)
MSC	GBP	655,035	USD	(886,015)	5/5/22	—	(25,709)
MSC	GBP	1,730,155	USD	(2,255,607)	6/16/22	16,563	—
MSC	JPY	202,117,805	USD	(1,748,875)	5/19/22	—	(86,706)
MSC	JPY	(1,416,500,000)	USD	12,257,264	6/6/22	601,772	—
UBS	CHF	2,067,980	USD	(2,232,637)	5/12/22	8,960	—
UBS	CNH	(21,056,874)	USD	3,282,530	4/14/22	—	(27,925)
UBS	EUR	10,259,042	USD	(11,309,004)	6/16/22	74,409	—
Total Foreign Currency Exchange Contracts						$4,131,460	$(3,717,077)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
130	Australia 10 yr Bonds	$12,329,439	$12,803,858	6/15/22	$—	$(474,419)
25	Euro-BTP	3,825,135	3,993,708	6/8/22	—	(168,573)
20	Euro-Bund	3,510,352	3,687,372	6/8/22	—	(177,020)
(18)	Euro-Buxl	(3,707,707)	(4,031,068)	6/8/22	323,361	—
(24)	Long Gilt	(3,822,090)	(3,860,357)	6/28/22	38,267	—
144	U.S. Treasury 10 yr Notes	17,694,000	18,203,933	6/21/22	—	(509,933)
(599)	U.S. Treasury 10 yr Ultra Notes	(81,145,781)	(83,648,998)	6/21/22	2,503,217	—
471	U.S. Treasury 2 yr Notes	99,815,203	101,016,196	6/30/22	—	(1,200,993)
235	U.S. Treasury 5 yr Notes	26,951,563	27,135,112	6/30/22	—	(183,549)
23	U.S. Treasury Long Bonds	3,451,437	3,556,582	6/21/22	—	(105,145)
85	U.S. Treasury Ultra Bonds	15,055,625	15,109,320	6/21/22	—	(53,695)
					2,864,845	(2,873,327)
Equity Contracts:
1	DAX Index	399,162	383,442	6/17/22	15,720	—
23	E-mini MSCI Emerging Markets Index	1,294,325	1,188,948	6/17/22	105,377	—
(6)	E-mini NASDAQ 100	(1,784,250)	(1,692,145)	6/17/22	—	(92,105)
81	E-mini Russell 2000 Index	8,368,920	7,847,031	6/17/22	521,889	—
(82)	E-mini S&P 500 Index	(18,576,075)	(17,416,233)	6/17/22	—	(1,159,842)
4	E-mini S&P TTSX 60 Index	842,843	818,093	6/16/22	24,750	—
(52)	Euro STOXX 50 Index	(2,199,180)	(2,098,866)	6/17/22	—	(100,314)
22	FTSE 100 Index	2,163,476	2,042,134	6/17/22	121,342	—
4	FTSE 100 Index	539,983	504,348	6/17/22	35,635	—
35	SGX Nifty 50 Index	1,227,555	1,216,574	4/28/22	10,981	—
(2)	SPI 200 Index	(279,827)	(266,728)	6/16/22	—	(13,099)
1	Yen Denominated Nikkei 225 Index	113,089	102,379	6/9/22	10,710	—
					846,404	(1,365,360)
Total Futures Contracts					$3,711,249	$(4,238,687)
LVIP BlackRock Global Allocation Fund–33

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
CDX.NA.IG.36- Quarterly[3]	1,684,509	1.00%	6/20/26	$(31,124)	$(34,141)	$3,017	$—
Protection Sold
CDX.NA.HY.37- Quarterly[4]	3,171,044	5.00%	12/20/26	205,076	229,681	—	(24,605)
ITRAXX.XO.34- Quarterly[5]	EUR 2,601,054	5.00%	12/20/25	250,909	156,796	94,113	—
ITRAXX.XO.35- Quarterly[5]	EUR 1,827,000	5.00%	6/20/26	167,867	198,088	—	(30,221)
ITRAXX.XO.36- Quarterly[5]	EUR 3,596,870	5.00%	12/20/26	322,702	437,781	—	(115,079)
					1,022,346	94,113	(169,905)
					988,205	97,130	(169,905)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
JPMC AVIS Budget Group 4.75 - 04/01/2028 - Quarterly	431,000	5.00%	12/20/26	$(43,013)	$(58,768)	$15,755	$—
BCLY Bombardier, Inc. 7.45 - 05/01/2034 - Quarterly	323,216	5.00%	6/20/23	(12,289)	22,234	—	(34,523)
					(36,534)	15,755	(34,523)
Total CDS Contracts					$951,671	$112,885	$(204,428)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
10 yr IRS-(Semiannual/Quarterly)	1,972,000	0.69%	(0.96%)[6]	6/23/30	$254,360	$29	$254,332	$—
10 yr IRS-(Semiannual/Quarterly)	4,443,151	(1.08%)	0.47%[6]	8/17/30	(449,271)	67	—	(449,338)
10 yr IRS-(Semiannual/Quarterly)	2,136,495	(0.64%)	0.46%[6]	8/21/30	(288,959)	32	—	(288,991)
10 yr IRS-(Semiannual/Quarterly)	1,236,000	0.71%	(0.98%)[6]	9/25/30	159,095	19	159,076	—
10 yr IRS-(Semiannual/Quarterly)	988,000	0.76%	(0.98%)[6]	9/29/30	122,970	15	122,955	—
10 yr IRS-(Semiannual/Quarterly)	808,365	(0.68%)	0.83%[6]	9/14/30	(108,259)	12	—	(108,271)
10 yr IRS-(Semiannual/Quarterly)	1,236,000	(0.66%)	0.98%[6]	9/25/30	(168,199)	19	—	(168,218)
10 yr IRS-(Semiannual/Quarterly)	988,000	(0.69%)	0.98%[6]	9/29/30	(128,733)	15	—	(128,748)
10 yr IRS-(Semiannual/Quarterly)	3,283,547	0.81%	(0.46%)[6]	11/23/30	401,877	52	401,825	—
10 yr IRS-(Semiannual/Quarterly)	2,043,203	1.17%	(0.31%)[6]	2/4/31	197,160	29	197,131	—
10 yr IRS-(Semiannual/Quarterly)	1,204,516	1.20%	(0.34%)[6]	2/5/31	114,090	17	114,073	—
10 yr IRS-(Semiannual/Quarterly)	8,919,367	(1.40%)	0.97%[6]	4/7/31	(667,206)	131	—	(667,337)
10 yr IRS-(Semiannual/Quarterly)	5,139,268	(1.42%)	0.99%[6]	4/8/31	(375,822)	76	—	(375,898)
10 yr IRS-(Semiannual/Quarterly)	3,303,612	1.57%	(0.52%)[6]	5/27/31	206,469	49	206,420	—
LVIP BlackRock Global Allocation Fund–34

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts (continued)
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:(continued)
10 yr IRS-(Semiannual/Quarterly)	585,787	1.54%	(0.52%)[6]	5/28/31	$38,077	$9	$38,068	$—
10 yr IRS-(Semiannual/Quarterly)	1,712,660	1.38%	(0.24%)[6]	10/14/31	137,531	26	137,505	—
10 yr IRS-(Semiannual/Quarterly)	2,488,312	1.38%	(0.24%)[6]	10/14/31	200,491	37	200,454	—
10 yr IRS-(Semiannual/Quarterly)	2,804,566	1.40%	(0.24%)[6]	10/12/31	220,794	42	220,752	—
10 yr IRS-(Annual/Semiannual)	EUR 3,655,837	0.02%	(0.96%)[7]	8/26/31	417,496	70	417,426	—
10 yr IRS-(Semiannual/Quarterly)	1,042,811	1.41%	(0.52%)[6]	11/30/31	83,320	16	83,304	—
10 yr IRS-(Semiannual/Quarterly)	1,505,692	1.44%	(0.52%)[6]	11/26/31	115,943	23	115,920	—
10 yr IRS-(Semiannual/Quarterly)	12,956,647	(1.59%)	0.24%[6]	10/14/31	(798,354)	201	—	(798,555)
10 yr IRS-(Semiannual/Quarterly)	8,824,038	(1.62%)	0.48%[6]	11/19/31	(535,808)	138	—	(535,946)
10 yr IRS-(Semiannual/Quarterly)	14,247,197	(1.76%)	0.28%[6]	1/28/32	(748,345)	226	—	(748,571)
2 yr IRS-(Semiannual/Quarterly)	8,141,276	0.53%	(0.96%)[6]	6/6/24	344,900	61	344,839	—
2 yr IRS-(Semiannual/Quarterly)	22,182,766	0.88%	(0.47%)[6]	8/17/22	(371)	58	—	(429)
2 yr IRS-(Monthly)	MXN 34,644,162	(4.42%)	6.72%[8]	2/28/23	(60,796)	4	—	(60,800)
2 yr IRS-(Monthly)	MXN 34,633,271	(4.50%)	6.72%[8]	3/3/23	(59,756)	3	—	(59,759)
2 yr IRS-(Annual)	5,326,477	2.00%	(1.00%)[9]	2/17/25	74,174	24	74,150	—
2 yr IRS-(Annual)	20,455,801	(1.13%)	0.30%[9]	3/7/24	(416,302)	87	—	(416,389)
2 yr IRS-(Annual)	30,706,862	(1.13%)	0.30%[9]	3/8/24	(626,995)	131	—	(627,126)
2 yr IRS-(Annual)	40,780,434	(1.08%)	0.30%[9]	3/18/24	(899,804)	177	—	(899,981)
20 yr IRS-(Semiannual/Quarterly)	807,932	1.70%	(0.52%)[6]	11/26/41	83,938	19	83,919	—
3 yr IRS-(Semiannual/Quarterly)	31,150,000	0.40%	(0.61%)[6]	3/8/24	1,226,120	89	1,226,031	—
3 yr IRS-(Monthly)	MXN 24,581,627	(4.68%)	6.72%[8]	2/27/24	(86,863)	4	—	(86,867)
3 yr IRS-(Monthly)	MXN 24,581,627	(4.86%)	6.72%[8]	3/1/24	(82,967)	4	—	(82,971)
3 yr IRS-(Semiannual/Quarterly)	6,983,451	0.57%	(0.98%)[6]	6/28/24	294,615	23	294,592	—
3 yr IRS-(Semiannual/Quarterly)	6,383,244	0.51%	(0.24%)[6]	7/13/24	288,149	21	288,128	—
3 yr IRS-(Semiannual/Quarterly)	9,632,031	0.55%	(0.24%)[6]	7/16/24	426,067	56	426,011	—
3 yr IRS-(Semiannual/Quarterly)	6,377,752	0.55%	(0.36%)[6]	7/20/24	284,860	21	284,839	—
3 yr IRS-(Semiannual/Quarterly)	3,188,876	0.55%	(0.25%)[6]	7/20/24	141,824	11	141,813	—
3 yr IRS-(Semiannual/Quarterly)	6,290,174	0.49%	(0.26%)[6]	7/23/24	288,706	21	288,685	—
3 yr IRS-(Semiannual/Quarterly)	6,290,174	0.49%	(0.26%)[6]	7/23/24	289,165	21	289,144	—
3 yr IRS-(Semiannual/Quarterly)	9,606,586	0.56%	(0.51%)[6]	8/12/24	441,180	33	441,147	—
3 yr IRS-(Semiannual/Quarterly)	6,252,514	0.57%	(0.51%)[6]	8/13/24	285,519	22	285,497	—
3 yr IRS-(At Maturity)	BRL 10,128,697	(9.39%)	1.00%[10]	1/2/25	(93,426)	—	—	(93,426)
3 yr IRS-(At Maturity)	BRL 11,049,648	(9.42%)	1.00%[10]	1/2/25	(99,715)	—	—	(99,715)
3 yr IRS-(At Maturity)	BRL 11,008,919	(9.54%)	1.00%[10]	1/2/25	(90,517)	—	—	(90,517)
3 yr IRS-(Semiannual/Quarterly)	3,152,770	0.57%	(0.52%)[6]	8/27/24	146,927	11	146,916	—
3 yr IRS-(Semiannual/Quarterly)	3,152,770	0.57%	(0.52%)[6]	8/27/24	146,736	11	146,725	—
3 yr IRS-(Semiannual/Quarterly)	3,121,240	0.57%	(0.52%)[6]	8/27/24	145,155	11	145,144	—
3 yr IRS-(Semiannual/Quarterly)	3,168,530	0.57%	(0.52%)[6]	8/27/24	147,223	11	147,212	—
3 yr IRS-(Semiannual/Quarterly)	3,168,530	0.57%	(0.52%)[6]	8/27/24	147,077	11	147,066	—
30 yr IRS-(Semiannual/Quarterly)	1,464,000	0.89%	(0.96%)[6]	7/2/50	434,186	34	434,152	—
30 yr IRS-(Semiannual/Quarterly)	958,135	0.88%	(0.26%)[6]	7/21/50	286,492	23	286,469	—
30 yr IRS-(Semiannual/Quarterly)	1,169,000	(0.97%)	0.28%[6]	10/28/50	(324,517)	28	—	(324,545)
30 yr IRS-(Semiannual/Quarterly)	489,000	(1.08%)	0.98%[6]	9/28/50	(123,745)	12	—	(123,757)
30 yr IRS-(Semiannual/Quarterly)	2,084,599	(1.08%)	0.98%[6]	9/28/50	(529,802)	50	—	(529,852)
30 yr IRS-(Semiannual/Quarterly)	3,076,000	1.27%	(0.26%)[6]	10/23/50	652,105	76	652,029	—
30 yr IRS-(Semiannual/Quarterly)	1,216,016	1.17%	(0.28%)[6]	10/28/50	284,529	30	284,499	—
30 yr IRS-(Semiannual/Quarterly)	3,539,123	0.98%	(0.32%)[6]	10/29/50	974,866	87	974,779	—
30 yr IRS-(Semiannual/Quarterly)	1,437,202	(1.07%)	0.26%[6]	10/21/50	(367,395)	35	—	(367,430)
30 yr IRS-(Semiannual/Quarterly)	2,634,180	1.30%	(0.48%)[6]	11/19/50	543,987	65	543,922	—
30 yr IRS-(Semiannual/Quarterly)	1,216,016	1.22%	(0.52%)[6]	11/27/50	272,590	30	272,560	—
30 yr IRS-(Semiannual/Quarterly)	863,978	1.45%	(0.75%)[6]	12/11/50	151,152	21	151,131	—
30 yr IRS-(Semiannual/Quarterly)	1,216,016	1.27%	(1.00%)[6]	12/30/50	261,989	30	261,959	—
30 yr IRS-(Semiannual/Quarterly)	4,734,881	(1.20%)	0.93%[6]	12/22/50	(1,088,917)	117	—	(1,089,034)
30 yr IRS-(Semiannual/Quarterly)	2,803,064	1.45%	(0.97%)[6]	1/7/51	497,928	84	497,844	—
30 yr IRS-(Semiannual/Quarterly)	959,496	1.52%	(0.99%)[6]	1/8/51	154,840	29	154,811	—
30 yr IRS-(Semiannual/Quarterly)	2,039,352	1.63%	(0.27%)[6]	1/25/51	283,514	61	283,453	—
30 yr IRS-(Semiannual/Quarterly)	3,772,189	1.48%	(0.28%)[6]	1/28/51	643,404	113	643,291	—
30 yr IRS-(Semiannual/Quarterly)	2,078,083	1.58%	(0.31%)[6]	2/1/51	311,963	62	311,901	—
LVIP BlackRock Global Allocation Fund–35

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts (continued)
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:(continued)
30 yr IRS-(Semiannual/Quarterly)	1,163,054	1.66%	(0.31%)[6]	2/4/51	$153,239	$35	$153,204	$—
30 yr IRS-(Semiannual/Quarterly)	1,204,516	1.68%	(0.34%)[6]	2/5/51	153,537	36	153,501	—
30 yr IRS-(Semiannual/Quarterly)	2,281,240	0.89%	(0.37%)[6]	2/10/51	683,214	69	683,145	—
30 yr IRS-(Semiannual/Quarterly)	468,774	1.88%	(0.49%)[6]	2/22/51	40,194	14	40,180	—
30 yr IRS-(Semiannual/Quarterly)	3,421,860	(1.24%)	0.37%[6]	2/10/51	(765,123)	103	—	(765,226)
30 yr IRS-(Semiannual/Quarterly)	1,708,765	2.01%	(0.52%)[6]	5/27/51	88,125	52	88,073	—
30 yr IRS-(Semiannual/Quarterly)	281,178	1.97%	(0.52%)[6]	5/28/51	16,766	9	16,757	—
30 yr IRS-(Semiannual/Quarterly)	535,345	2.04%	(0.61%)[6]	6/7/51	24,867	16	24,851	—
30 yr IRS-(Semiannual/Quarterly)	1,189,341	(1.83%)	0.93%[6]	6/22/51	(111,345)	37	—	(111,382)
30 yr IRS-(Semiannual/Quarterly)	403,383	1.63%	(0.46%)[6]	8/23/51	56,560	12	56,548	—
30 yr IRS-(Semiannual/Quarterly)	381,874	1.71%	(0.52%)[6]	11/30/51	45,425	12	45,413	—
30 yr IRS-(Semiannual/Quarterly)	564,768	1.85%	(0.24%)[6]	10/15/51	47,900	18	47,882	—
30 yr IRS-(Semiannual/Quarterly)	878,511	1.82%	(0.24%)[6]	10/18/51	80,506	27	80,479	—
30 yr IRS-(Semiannual/Quarterly)	953,500	(1.84%)	0.34%[6]	11/8/51	(84,860)	30	—	(84,890)
30 yr IRS-(Semiannual/Quarterly)	3,774,464	1.96%	(0.26%)[6]	1/21/52	245,444	117	245,327	—
5 yr IRS-(Semiannual/Quarterly)	15,946,713	1.60%	(0.26%)[6]	1/24/25	398,168	261	397,907	—
5 yr IRS-(Semiannual/Quarterly)	6,209,000	0.35%	(0.52%)[6]	8/27/25	456,512	65	456,447	—
5 yr IRS-(Semiannual/Quarterly)	17,914,078	(0.37%)	0.32%[6]	10/29/25	(1,346,639)	199	—	(1,346,838)
5 yr IRS-(Semiannual/Quarterly)	4,985,000	(0.46%)	0.46%[6]	11/23/25	(364,955)	57	—	(365,012)
5 yr IRS-(Semiannual/Quarterly)	5,999,681	0.68%	(0.48%)[6]	2/19/26	419,476	43	419,433	—
5 yr IRS-(Semiannual/Quarterly)	1,639,664	0.68%	(0.49%)[6]	2/22/26	114,808	12	114,796	—
5 yr IRS-(Semiannual/Quarterly)	12,546,820	(0.39%)	0.37%[6]	2/10/26	(1,012,167)	89	—	(1,012,256)
5 yr IRS-(Semiannual/Quarterly)	19,115,000	(0.83%)	0.61%[6]	3/8/26	(1,243,015)	138	—	(1,243,153)
5 yr IRS-(Semiannual/Quarterly)	12,110,094	0.62%	(0.99%)[6]	4/8/26	878,507	91	878,416	—
5 yr IRS-(Semiannual/Quarterly)	29,410,228	0.60%	(0.99%)[6]	4/8/26	2,158,827	220	2,158,607	—
5 yr IRS-(Semiannual/Quarterly)	29,410,228	(0.85%)	0.99%[6]	4/8/26	(1,842,437)	220	—	(1,842,657)
5 yr IRS-(Semiannual/Quarterly)	12,110,094	(0.87%)	0.99%[6]	4/8/26	(748,228)	91	—	(748,319)
5 yr IRS-(Semiannual/Quarterly)	27,742,000	0.63%	(0.52%)[6]	5/26/26	2,059,788	214	2,059,574	—
5 yr IRS-(Semiannual/Quarterly)	41,997,765	0.64%	(0.52%)[6]	5/27/26	3,103,652	325	3,103,327	—
5 yr IRS-(Semiannual/Quarterly)	13,999,255	0.85%	(0.52%)[6]	5/27/26	908,539	108	908,431	—
5 yr IRS-(Semiannual/Quarterly)	4,977,540	2.18%	(0.96%)[6]	6/17/31	10,969	43	10,926	—
5 yr IRS-(Semiannual/Quarterly)	5,050,000	2.18%	(0.96%)[6]	6/17/31	11,399	43	11,356	—
5 yr IRS-(Semiannual/Quarterly)	5,050,000	2.16%	(0.96%)[6]	6/18/31	15,164	43	15,121	—
5 yr IRS-(Semiannual/Quarterly)	2,062,000	1.99%	(0.96%)[6]	7/2/31	21,451	18	21,433	—
5 yr IRS-(Semiannual/Quarterly)	4,811,429	1.99%	(0.96%)[6]	7/2/31	49,226	41	49,185	—
5 yr IRS-(Semiannual/Quarterly)	4,190,071	(0.98%)	0.98%[6]	6/28/26	(260,736)	33	—	(260,769)
5 yr IRS-(Semiannual/Quarterly)	2,196,673	0.94%	(0.24%)[6]	10/14/26	142,267	18	142,249	—
5 yr IRS-(Semiannual/Quarterly)	3,761,555	(0.87%)	0.24%[6]	7/13/26	(252,043)	29	—	(252,072)
5 yr IRS-(Monthly)	MXN 20,296,160	(6.48%)	6.73%[8]	8/12/26	(70,277)	8	—	(70,285)
5 yr IRS-(Monthly)	MXN 27,869,289	(6.47%)	6.73%[8]	8/13/26	(97,195)	11	—	(97,206)
5 yr IRS-(Monthly)	MXN 13,784,000	(6.44%)	6.72%[8]	8/14/26	(48,736)	6	—	(48,742)
5 yr IRS-(Monthly)	MXN 22,719,389	(6.42%)	6.72%[8]	8/14/26	(81,410)	8	—	(81,418)
5 yr IRS-(Monthly)	MXN 20,466,582	(6.42%)	6.72%[8]	8/17/26	(73,198)	8	—	(73,206)
5 yr IRS-(Monthly)	MXN 28,020,580	(6.43%)	6.73%[8]	8/13/26	(99,722)	11	—	(99,733)
5 yr IRS-(Semiannual/Quarterly)	3,456,846	1.17%	(0.24%)[6]	10/14/26	186,917	29	186,888	—
5 yr IRS-(Semiannual/Quarterly)	9,191,546	1.15%	(0.37%)[6]	11/10/26	514,262	78	514,184	—
5 yr IRS-(Semiannual/Quarterly)	14,561,899	(1.39%)	0.97%[6]	1/7/27	(706,318)	128	—	(706,446)
5 yr IRS-(Semiannual/Quarterly)	5,929,132	(1.42%)	0.24%[6]	1/10/27	(279,864)	52	—	(279,916)
5 yr IRS-(Semiannual/Quarterly)	2,160,572	(1.47%)	0.24%[6]	1/14/27	(97,170)	19	—	(97,189)
5 yr IRS-(Semiannual/Quarterly)	19,926,596	(1.63%)	0.36%[6]	2/9/27	(768,687)	178	—	(768,865)
5 yr IRS-(Annual)	10,227,901	(1.56%)	0.30%[9]	3/7/27	(318,444)	93	—	(318,537)
Total IRS Contracts						$6,899	$26,707,539	$(19,896,588)
LVIP BlackRock Global Allocation Fund–36

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
BNP- Receive Variable amounts based on SOFR12M and payments based on Universal Health Services, Inc.	87,575	0.22%	6/10/22	$(17,693)	$—	$(17,693)
CITI- Receive Variable amounts based on SOFR12M and payments based on Citibank NA	1,073,473	0.29%	4/19/22	60,405	60,405	—
CITI- Receive Variable amounts based on SOFR12M and payments based on iShares iBoxx $ Investment Grade Corporate Bond ETF	533,259	1.00%	4/21/22	32,931	32,931	—
BNP- Receive Variable amounts based on SOFR12M and payments based on Universal Health Services, Inc.	85,180	0.23%	8/10/22	(7,294)	—	(7,294)
BNP- Receive Variable amounts based on SOFR12M and payments based on Sherwin-Williams Co.	86,276	0.22%	9/2/22	2,907	2,907	—
BNP- Receive Variable amounts based on SOFR12M and payments based on PPG Industries, Inc.	85,274	0.22%	9/2/22	(2,276)	—	(2,276)
BNP- Receive Variable amounts based on SOFR12M and payments based on Sherwin-Williams Co.	83,041	0.20%	9/2/22	(4,571)	—	(4,571)
BNP- Receive Variable amounts based on SOFR12M and payments based on PPG Industries, Inc.	82,606	0.18%	9/2/22	(7,828)	—	(7,828)
CITI- Receive Variable amounts based on SOFR12M and payments based on TreeHouse Foods, Inc.	9,946	0.05%	9/9/22	171	171	—
CITI- Receive Variable amounts based on SOFR12M and payments based on TreeHouse Foods, Inc.	1,640	0.05%	9/9/22	59	59	—
CITI- Receive Variable amounts based on SOFR12M and payments based on TreeHouse Foods, Inc.	30,485	0.05%	9/9/22	515	515	—
CITI- Receive Variable amounts based on SOFR12M and payments based on TreeHouse Foods, Inc.	22,978	0.05%	9/9/22	461	461	—
BNP- Receive Variable amounts based on SOFR12M and payments based on Snap, Inc.	129,817	0.12%	6/17/22	(13,671)	—	(13,671)
BNP- Receive Variable amounts based on SOFR12M and payments based on Snap, Inc.	360,082	0.12%	6/17/22	(21,401)	—	(21,401)
LVIP BlackRock Global Allocation Fund–37

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Total Return Swap (TRS) Contracts (continued)
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:(continued)
CITI- Receive Variable amounts based on SOFR12M and payments based on TreeHouse Foods, Inc.	6,397	0.30%	9/9/22	$172	$172	$—
CITI- Receive Variable amounts based on SOFR12M and payments based on TreeHouse Foods, Inc.	11,999	0.05%	9/9/22	321	321	—
GSI- Receive amounts based on iShares iBoxx High Yield Corporate Bond ETF and pay variable based on SOFR12M	6,063	(1.00%)	6/17/22	2,668	2,668	—
Total TRS Contracts					$100,610	$(74,734)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[11]	Termination Date[12]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equities
Australia
JPM - Crown Resorts Ltd. - Monthly	(13,568)	0.07%	4/9/2022	(133,294)	$(7,369)	$—	$(7,369)
JPM - Idp Education Ltd. - Monthly	(5,028)	0.07%	4/9/2022	(109,487)	(15,586)	—	(15,586)
Brazil
JPM - Localiza Rent A Car SA - Monthly	(5,342)	2.18%	4/9/2022	(54,327)	(14,483)	—	(14,483)
JPM - Magazine Luiza SA - Monthly	(97,748)	15.68%	4/9/2022	(115,369)	(25,536)	—	(25,536)
JPM - Petro Rio SA - Monthly	(5,423)	0.18%	4/9/2022	(33,211)	2,404	2,404	—
JPM - Raia Drogasil SA - Monthly	(6,406)	0.18%	4/9/2022	(28,271)	(4,002)	—	(4,002)
CITI - Suzano SA - Monthly	(6,225)	0.13%	4/21/2022	(77,198)	4,821	4,821	—
Canada
JPM - Teck Cominco Ltd. - Monthly	(651)	0.07%	4/9/2022	(46,328)	(1,009)	—	(1,009)
China
CITI - China Longyuan Power Group Corp. - Monthly	(15,000)	0.01%	4/21/2022	(31,848)	(2,322)	—	(2,322)
JPM - Fuyao Glass Industry Group Ltd. - Monthly	(4,000)	0.02%	4/9/2022	(15,288)	(1,159)	—	(1,159)
CITI - Microport Scientific Corp. - Monthly	(16,200)	0.01%	4/21/2022	(36,665)	(115)	—	(115)
JPM - Shandong Gold Mining Co. Ltd. - Monthly	(28,000)	0.97%	4/9/2022	(55,379)	(611)	—	(611)
Finland
CITI - Sampo OYJ - Monthly	(932)	0.03%	4/21/2022	(46,360)	338	338	—
France
CITI - CNP Assurances SA - Monthly	(2,147)	0.38%	4/21/2022	(51,659)	(418)	—	(418)
Germany
CITI - Commerzbank AG - Monthly	(9,889)	0.25%	4/21/2022	(83,399)	3,513	3,513	—
JPM - Delivery Hero SE - Monthly	(1,219)	0.06%	4/9/2022	(53,547)	(516)	—	(516)
Hong Kong
JPM - Alibaba Health Information Tech Ltd. - Monthly	(64,000)	0.02%	4/9/2022	(29,762)	(11,753)	—	(11,753)
CITI - China Conch Environment Protection Holdings Ltd. - Monthly	(15,500)	0.00%	4/21/2022	0	(19,396)	—	(19,396)
CITI - China Conch Venture Holdings Ltd. - Monthly	(13,500)	0.01%	4/21/2022	(45,741)	363	363	—
CITI - China Overseas Land & Invest Ltd. - Monthly	(28,000)	0.03%	4/21/2022	(84,238)	396	396	—
JPM - China Resources Land Ltd. - Monthly	(16,000)	0.02%	4/9/2022	(72,598)	(1,973)	—	(1,974)
JPM - China Southern Airlines Co. - Monthly	(50,000)	0.02%	4/9/2022	(27,185)	(1,928)	—	(1,928)
CITI - China Vanke Co. Ltd. - Monthly	(44,600)	0.01%	4/21/2022	(99,139)	(1,891)	—	(1,891)
JPM - CK Asset Holdings Ltd. - Monthly	(18,500)	0.02%	4/9/2022	(117,879)	(8,976)	—	(8,976)
JPM - Country Garden Holdings Co. Ltd. - Monthly	(144,152)	0.02%	4/9/2022	(112,309)	1,315	1,315	—
JPM - Galaxy Entertainment Group Ltd. - Monthly	(4,000)	0.02%	4/9/2022	(20,443)	(3,563)	—	(3,563)
LVIP BlackRock Global Allocation Fund–38

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[11]	Termination Date[12]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:

Hong Kong (continued)
JPM - Geely Automobile Holdings Ltd. - Monthly	(25,000)	0.02%	4/9/2022	(35,784)	$(3,673)	$—	$(3,673)
CITI - Longfor Group Holdings Ltd. - Monthly	(28,000)	0.02%	4/21/2022	(138,609)	(5,478)	—	(5,478)
JPM - Ping An Healthcare And Technology - Monthly	(10,200)	2.68%	4/9/2022	(28,251)	1,421	1,421	—
JPM - Shenzhou International Group Ltd. - Monthly	(1,500)	0.02%	4/9/2022	(19,842)	(231)	—	(231)
CITI - Sunny Optical Technology Ltd. - Monthly	(3,300)	0.05%	4/21/2022	(60,960)	7,824	7,824	—
JPM - Xiaomi Corp. - Monthly	(35,800)	0.02%	4/9/2022	(58,980)	(4,744)	—	(4,744)
CITI - Xinyi Solar Holdings Ltd. - Monthly	(20,000)	0.02%	4/21/2022	(35,208)	(86)	—	(86)
Italy
CITI - Nexi SPA - Monthly	(3,095)	0.30%	4/21/2022	(37,593)	1,434	1,434	—
JPM - Telecom Italia SPA - Monthly	(146,605)	0.06%	4/9/2022	(46,970)	(7,431)	—	(7,431)
Japan
JPM - Hitachi Metals Ltd. - Monthly	(2,600)	0.07%	4/9/2022	(60,029)	(367)	—	(367)
JPM - Kobe Bussan Co. Ltd. - Monthly	(2,400)	0.07%	4/9/2022	(77,832)	3,187	3,187	—
JPM - Mitsui Fudosan Co., Ltd. - Monthly	(1,600)	0.07%	4/9/2022	(33,199)	(1,338)	—	(1,338)
CITI - Open House Group Co. Ltd. - Monthly	(1,300)	0.01%	4/21/2022	(58,040)	(12)	—	(12)
JPM - Tokyo Electric Power Holdings, Inc. - Monthly	(8,200)	0.07%	4/9/2022	(29,543)	(2,325)	—	(2,325)
Netherlands
CITI - Just Eat Takeaway - Monthly	(2,874)	0.10%	4/21/2022	(101,858)	3,511	3,511	—
Poland
JPM - CD Projekt SA - Monthly	(3,140)	0.79%	4/9/2022	(109,636)	(21,276)	—	(21,276)
Republic of Korea
CITI - Celltrion Healthcare Co. Ltd. - Monthly	(1,916)	1.45%	4/21/2022	(111,092)	425	425	—
CITI - Hybe Ltd. - Monthly	(131)	0.04%	4/21/2022	(31,295)	(2,156)	—	(2,156)
JPM - Posco Chemical Co. Ltd. - Monthly	(886)	0.78%	4/9/2022	(73,361)	(14,724)	—	(14,724)
South Africa
JPM - Capitec Bank Holdings Ltd. - Monthly	(301)	0.08%	4/9/2022	(39,256)	(8,977)	—	(8,977)
Spain
CITI - Ferrovial SA - Monthly	(1,201)	0.13%	4/21/2022	(33,279)	1,034	1,034	—
Sweden
CITI - Fastighets AB Balder - Monthly	(573)	0.05%	4/21/2022	(38,704)	498	498	—
CITI - Sagax AB - Monthly	(1,024)	0.02%	4/21/2022	(30,659)	(876)	—	(876)
CITI - Sweco AB - Monthly	(1,597)	0.06%	4/21/2022	(22,887)	(590)	—	(590)
Switzerland
JPM - Vifor Pharma AG - Monthly	(445)	0.06%	4/9/2022	(78,997)	(670)	—	(670)
United Kingdom
JPM - Aviva PLC - Monthly	(6,288)	0.07%	4/9/2022	(34,772)	(5,575)	—	(5,575)
CITI - Bt Group PLC - Monthly	(11,827)	0.17%	4/21/2022	(28,909)	537	537	—
JPM - Informa PLC - Monthly	(7,421)	0.07%	4/9/2022	(49,297)	(9,504)	—	(9,504)
JPM - Ocado Group PLC - Monthly	(5,067)	0.07%	4/9/2022	(73,476)	(4,647)	—	(4,647)
CITI - Rolls-Royce Holdings PLC - Monthly	(38,883)	0.36%	4/21/2022	(54,052)	(2,888)	—	(2,888)
CITI - SSE PLC - Monthly	(1,923)	0.09%	4/21/2022	(43,347)	(924)	—	(924)
CITI - Tesco PLC - Monthly	(10,916)	0.21%	4/21/2022	(40,383)	714	714	—
United States
JPM - Affirm Holdings, Inc. - Monthly	(2,418)	0.17%	4/9/2022	(89,782)	(38,234)	—	(38,234)
CITI - American International Group, Inc. - Monthly	(1,226)	0.92%	4/21/2022	(79,165)	(110)	—	(110)
JPM - Amerisourcebergen Corp. - Monthly	(526)	0.17%	4/9/2022	(77,051)	(4,327)	—	(4,327)
JPM - Atmos Energy Corp. - Monthly	(551)	0.17%	4/9/2022	(63,629)	(2,210)	—	(2,210)
CITI - Caesars Entertainment, Inc. - Monthly	(679)	0.03%	4/21/2022	(54,180)	1,653	1,653	—
JPM - Chipotle Mexican Grill, Inc. - Monthly	(40)	0.17%	4/9/2022	(55,043)	(8,238)	—	(8,238)
JPM - Cognizant Tech Solutions Corp. - Monthly	(570)	0.17%	4/9/2022	(52,041)	929	929	—
JPM - Credicorp Ltd. - Monthly	(388)	0.17%	4/9/2022	(62,741)	(3,945)	—	(3,945)
JPM - Dish Network Corp. - Monthly	(5,262)	0.17%	4/9/2022	(162,344)	(4,198)	—	(4,198)
JPM - Dollar General Corp. - Monthly	(408)	0.17%	4/9/2022	(82,092)	(8,741)	—	(8,741)
JPM - Dollar Tree, Inc. - Monthly	(969)	0.17%	4/9/2022	(142,249)	(12,936)	—	(12,936)
JPM - DXC Technology Co. - Monthly	(1,651)	0.17%	4/9/2022	(73,451)	(1,529)	—	(1,529)
JPM - Fiserv, Inc. - Monthly	(1,540)	0.17%	4/9/2022	(145,104)	(11,052)	—	(11,052)
CITI - Jack Henry & Associates, Inc. - Monthly	(384)	1.18%	4/21/2022	(72,119)	(3,548)	—	(3,548)
CITI - Leidos Holdings, Inc. - Monthly	(611)	0.12%	4/21/2022	(65,345)	(655)	—	(655)
CITI - Marketaxess Holdings, Inc. - Monthly	(61)	0.61%	4/21/2022	(21,499)	747	747	—
CITI - Martin Marietta Materials, Inc. - Monthly	(298)	0.02%	4/21/2022	(114,519)	(178)	—	(178)
JPM - Marvell Technology, Inc. - Monthly	(444)	0.17%	4/9/2022	(32,728)	889	889	—
LVIP BlackRock Global Allocation Fund–39

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[11]	Termination Date[12]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:

United States (continued)
JPM - Match Group, Inc. - Monthly	(399)	0.17%	4/9/2022	(51,042)	$(6,377)	$—	$(6,377)
CITI - Norwegian Cruise Line Holding Ltd. - Monthly	(3,134)	0.26%	4/21/2022	(63,070)	(5,502)	—	(5,502)
JPM - Nucor Corp. - Monthly	(446)	0.17%	4/9/2022	(64,114)	(10,120)	—	(10,120)
JPM - Paccar, Inc. - Monthly	(1,290)	0.17%	4/9/2022	(111,653)	(5,882)	—	(5,882)
JPM - Paychex, Inc. - Monthly	(509)	0.17%	4/9/2022	(60,882)	(8,581)	—	(8,581)
JPM - Roku, Inc. - Monthly	(650)	0.17%	4/9/2022	(76,333)	(10,879)	—	(10,879)
JPM - Ross Stores, Inc. - Monthly	(598)	0.17%	4/9/2022	(54,513)	418	418	—
JPM - Sea ADS Representing Ltd. - Monthly	(506)	0.17%	4/9/2022	(51,114)	(14,012)	—	(14,012)
JPM - Snap, Inc. - Monthly	(1,660)	0.17%	4/9/2022	(64,572)	(9,251)	—	(9,252)
CITI - Wabtec Corp. - Monthly	(1,812)	0.66%	4/21/2022	(173,405)	(855)	—	(855)
CITI - Zimmer Biomet Holdings, Inc. - Monthly	(622)	0.05%	4/21/2022	(75,178)	(4,376)	—	(4,376)
Total Short Equities						$38,371	$(396,836)
Total CFD Swap Contracts						$38,371	$(396,836)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2022.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[4] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[5] The Markit iTraxx Crossover Index, or ITRAXX.XO Index comprises the 75 most liquid sub-investment grade entities. Constituents for the index can be found at www.markit.com/Documentation.
[6] Rate resets based on LIBOR03M.
[7] Rate resets based on EURIBOR06M.
[8] Rate resets based on Mexican Interbank Equilibrium Interest Rate 01M.
[9] Rate resets based on SOFR12M-Secured Overnight Financing Rate
[10] Rate resets based on Brazilian Interbank Deposit (Certificado de Depósito Interbancário) Rate.
[11] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 30-300 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1 Week USD-LIBOR, 1-Month USD-LIBOR and Federal Funds Rate.
[12] Date reflected is the next payment date. Contracts have an open-ended maturity date.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BRL–Brazilian Real
BTP–Buoni del Tesoro Poliennali
LVIP BlackRock Global Allocation Fund–40

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Summary of Abbreviations: (continued)
CAD–Canadian Dollar
CDI–Chess Depository Interest
CDX.NA.HY–Credit Default Swap Index North America High Yield
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CHF–Swiss Franc
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
CNH–Chinese Yuan Renminbi
CNY–Chinese Yuan
CSI–Credit Suisse International
DAX–Deutscher Aktien Index
DB–Deutsche Bank
DKK–Danish Krone
ETF–Exchange-Traded Fund
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GS–Goldman Sachs
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
IDR–Indonesia Rupiah
INR–Indian Rupee
IRS–Interest Rate Swap
ITRAXX.XO–Markit iTraxx Crossover Index
JPM–JPMorgan
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
MXN–Mexican Peso
NOK–Norwegian Krone
NSI–Nomura Securities International
NZD–New Zealand Dollar
PIK–Payment-in-kind
PLN–Polish Zloty
PRIME–Federal Reserve Prime Lending Rate
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
S.F.–Single Family
SEK–Swedish Krona
SOFR03M–Secured Overnight Financing Rate 3 Months
SONIA06M–Sterling Overnight Index Average Offered Rate GBP 6 Month
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SPDR–Standard & Poor’s Depositary Receipt
SPI–Swiss Performance Index
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP BlackRock Global Allocation Fund–41

LVIP BlackRock Global Allocation Fund
Consolidated Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Allocation Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
LVIP BlackRock Global Allocation Fund Cayman, Ltd. is a wholly-owned subsidiary (the "Subsidiary") of the Fund formed in the Cayman Islands. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. The Subsidiary is not registered under the 1940 Act and not subject to all the investor protections of the 1940 Act.
The Fund consolidates its investment in the Subsidiary in this consolidated schedule of investments. The Fund may invest up to 25% of its total assets in the shares of the Subsidiary. Accordingly, the consolidated schedule of investments include the assets and liabilities and the results of operations of the Subsidiary. All material intercompany balances and transactions have been eliminated. As of March 31, 2022, the net assets of the Subsidiary were $7,134,236 which represented 0.86% of the Fund's net assets.
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.   Other debt securities, credit default swap (“CDS”) contracts, total return swap contracts, interest rate swap contracts, interest rate swap option contracts (swaptions) and contracts for difference ("CFD") are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund
LVIP BlackRock Global Allocation Fund–42

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 1. Significant Accounting Policies (continued)
may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Consolidated Schedule of Investments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$24,979	$—	$—	$24,979
Australia	790,403	2,110,274	95,613	2,996,290
Belgium	—	109,825	—	109,825
Brazil	824,553	—	—	824,553
Canada	10,438,209	—	—	10,438,209
Cayman Islands	299,544	—	—	299,544
Chile	191,230	—	—	191,230
China	2,303,528	14,813,186	—	17,116,714
Denmark	—	2,453,419	—	2,453,419
Finland	—	40,486	—	40,486
France	—	14,804,177	—	14,804,177
Germany	—	21,761,084	—	21,761,084
Hong Kong	5,500	3,201,749	—	3,207,249
India	—	144,049	—	144,049
Indonesia	83,956	—	—	83,956
Ireland	428,700	142,906	—	571,606
Israel	2,612,896	—	—	2,612,896
Italy	7,497	2,967,769	—	2,975,266
Japan	—	8,861,606	—	8,861,606
Macau	—	25,693	—	25,693
Mexico	48,762	—	—	48,762
LVIP BlackRock Global Allocation Fund–43

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Netherlands	$1,679,971	$12,191,925	$—	$13,871,896
Norway	—	588,141	—	588,141
Poland	—	52,908	—	52,908
Portugal	—	65,684	—	65,684
Republic of Korea	3,366,502	3,545,070	—	6,911,572
Saudi Arabia	—	12,993	—	12,993
Singapore	4,682	183,240	—	187,922
South Africa	—	116,459	—	116,459
Spain	—	3,427,224	—	3,427,224
Sweden	—	4,945,753	—	4,945,753
Switzerland	3,044,399	6,182,417	—	9,226,816
Taiwan	—	5,765,959	—	5,765,959
Thailand	50,041	—	—	50,041
Turkey	9,208	—	—	9,208
United Arab Emirates	—	—	—*	0
United Kingdom	1,588,342	20,237,403	—	21,825,745
United States	320,339,845	—	782,434	321,122,279
Convertible Preferred Stocks	3,922,082	—	1,018,292	4,940,374
Preferred Stocks
Brazil	208,196	—	—	208,196
Germany	—	750,834	—	750,834
United States	665,382	—	—	665,382
Warrants	111,729	—	—	111,729
Rights	—	—	4,327	4,327
Convertible Bonds	—	19,290	—	19,290
Agency Commercial Mortgage-Backed Securities	—	561,989	—	561,989
Corporate Bonds
Australia	—	—	4,163,265	4,163,265
Canada	—	522,686	—	522,686
Germany	—	1,438,109	—	1,438,109
Italy	—	1,236,074	—	1,236,074
Luxembourg	—	1,666,663	—	1,666,663
Netherlands	—	223,662	—	223,662
United Arab Emirates	—	195,740	—	195,740
United Kingdom	—	4,141,427	—	4,141,427
United States	—	14,263,779	—	14,263,779
Loan Agreements	—	21,200,508	—	21,200,508
Non-Agency Asset-Backed Securities	—	9,753,062	—	9,753,062
Non-Agency Commercial Mortgage-Backed Securities	—	19,037,162	—	19,037,162
Sovereign Bonds	—	15,176,873	—	15,176,873
U.S. Treasury Obligations	—	16,049,226	—	16,049,226
Exchange-Traded Funds	7,667,868	—	—	7,667,868
Money Market Fund	170,786,977	—	—	170,786,977
Short-Term Investments	—	49,327,198	—	49,327,198
Options Purchased	2,367,359	1,185,824	483	3,553,666
Total Investments	$533,872,340	$285,501,505	$6,064,414	$825,438,259
Liabilities:
Common Stocks Sold Short	$(1,004,430)	$—	$—	(1,004,430)
Total Investments	$(1,004,430)	$—	$—	$(1,004,430)
LVIP BlackRock Global Allocation Fund–44

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$4,131,460	$—	$4,131,460
Futures Contracts	$3,711,249	$—	$—	$3,711,249
Swap Contracts	$—	$26,959,405	$—	$26,959,405
Liabilities:
Foreign Currency Exchange Contracts	$—	$(3,717,077)	$—	$(3,717,077)
Futures Contracts	$(4,238,687)	$—	$—	$(4,238,687)
Options Written	$(1,935,370)	$(1,554,117)	$(3,335)	$(3,492,822)
Swap Contracts	$—	$(20,572,586)	$—	$(20,572,586)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2022, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at March 31, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP BlackRock Global Allocation Fund–45